UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	12/31/16

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus Variable Investment Fund, Appreciation Portfolio

ANNUAL REPORT December 31, 2016

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Variable Investment Fund, Appreciation Portfolio	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Appreciation Portfolio, covering the 12-month period from January 1, 2016 through December 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over 2016 despite bouts of market volatility stemming from various economic and political developments. In January, stocks declined sharply and long-term interest rates fell in response to sluggish global economic growth, falling commodity prices, and worries following the first increase in short-term U.S. interest rates in nearly a decade. However, equities began a sustained rebound in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies, and commodity prices recovered. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality government bonds moved lower over much of the reporting period amid robust investor demand for current income, but yields surged higher after the election due to expectations of rising interest rates. Corporate-backed bonds fared especially well in this environment.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in 2017. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
January 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016, through December 31, 2016, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Market and Fund Performance Overview

For the 12-month period ended December 31, 2016, Dreyfus Variable Investment Fund, Appreciation Portfolio’s Initial shares achieved a total return of 7.91%, and its Service shares achieved a total return of 7.64%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, provided a total return of 11.94% for the same period.2

U.S. stocks achieved solid returns in 2016 on the strength of positive economic growth and expectations of changing fiscal, tax, and regulatory policies under a new presidential administration. The fund lagged its Index, largely due to shortfalls in the health care and consumer staples sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the fund normally invests at least 80% of its assets in common stocks. The fund focuses on blue-chip companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence, and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have proven track records and dominant positions in their industries. The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.3

Economic and Political Developments Drove Equity Markets

U.S. equities started 2016 on a fraught note as diverging monetary policies, collapsing commodity prices, and worries about an economic slowdown in China sent stock markets on a record-setting nosedive. However, an inflection point in global growth prospects later in the first quarter saw investors’ risk appetites return, triggering a broad-based market rotation towards economically sensitive companies. The Index rebounded in response to the improving growth outlook, and quickly recovered from heightened volatility brought by the U.K. referendum to leave the European Union in June and U.S. elections in November to end the year with a double-digit gain.

The energy sector ranked as the Index’s best performing segment, followed by the telecommunication services and financials sectors. The health care sector was the only sector of the Index to post a negative absolute return for 2016. Small-cap stocks generally produced higher returns than large-cap and midcap stocks, reflecting the ample risk appetites that prevailed over most of 2016.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Returns Constrained by Health Care Stocks

The fund outperformed the Index over the first four months of 2016, but lagged during the subsequent rally. The primary factor detracting from performance was our stock selection strategy in the health care sector. Widespread weakness in pharmaceutical and medical equipment holdings proved costly. An overweighted position in the consumer staples sector and security selection shortfalls among beverage, food, and personal products companies also pressured relative performance. Finally, selectively focused representation in the financials sector weighed on relative results. Among individual holdings, the greatest detractors from returns were Novo Nordisk, Roche Holding, Gilead Sciences, Abbott Laboratories, and Estee Lauder.

On a more positive note, underweighted and selectively focused representation in the consumer discretionary sector supported relative results. Positioning in the specialty retail and luxury goods segments of the sector proved particularly advantageous. A lack of exposure to the real estate sector also added value. The fund’s energy holdings rebounded when the world’s largest oil producers agreed to curb production, and commodity prices found firmer footing. The largest individual contributors to the fund’s returns in 2016 were Chevron, Texas Instruments, JPMorgan Chase, Exxon Mobil, and Altria Group.

Positioned for Further Growth

As investors in 2017 navigate a major shift in the political climate, including stimulative fiscal policies and possible monetary tightening, we expect bouts of volatility to foster a renewed focus on high-quality companies that are relatively insensitive to market fluctuations. Global industry leaders have the scale and financial resources to allow them to pursue their growth initiatives and protect their margins as labor and interest costs rise. Furthermore, in our view, companies with sustainable cash flows and lower debt levels can maintain or increase payouts to shareholders without harming their balance sheets, offering a degree of downside protection in adverse market conditions.

January 17, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, Appreciation Portfolio made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 Source: Lipper Inc. — The S&P 500® Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Investors cannot invest directly in any index
3 Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components), the fund can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Variable Investment Fund, Appreciation Portfolio Initial shares and Service shares and the S&P 500 Index

Average Annual Total Returns as of 12/31/16
	1 Year	5 Years	10 Years
Initial shares	7.91%	8.76%	5.87%
Service shares	7.64%	8.48%	5.61%
S&P 500 Index	11.94%	14.65%	6.94%

† Source: Lipper Inc.

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, Appreciation Portfolio on 12/31/06 to a $10,000 investment made in the S&P 500 Index (the “Index”) on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee. The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares. The Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Appreciation Portfolio from July 1, 2016 to December 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.20	$5.48
Ending value (after expenses)	$1,038.60	$1,037.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.17	$5.43
Ending value (after expenses)	$1,021.01	$1,019.76

† Expenses are equal to the fund’s annualized expense ratio of .82% for Initial shares and 1.07% for Service shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
December 31, 2016

Common Stocks - 99.3%	Shares	Value ($)
Banks - 4.7%
JPMorgan Chase & Co.	156,975	13,545,373
Wells Fargo & Co.	96,675	5,327,759
		18,873,132
Capital Goods - 1.5%
United Technologies	53,525	5,867,411
Consumer Durables & Apparel - 3.4%
Christian Dior	42,150	8,840,594
Hermes International	2,677	1,099,002
NIKE, Cl. B	73,140	3,717,706
		13,657,302
Consumer Services - 1.4%
McDonald's	45,450	5,532,174
Diversified Financials - 7.4%
American Express	82,800	6,133,824
BlackRock	25,175	9,580,094
Intercontinental Exchange	83,800	4,727,996
S&P Global	39,525	4,250,519
State Street	61,800	4,803,096
		29,495,529
Energy - 10.0%
Chevron	101,275	11,920,067
ConocoPhillips	126,200	6,327,668
Exxon Mobil	167,439	15,113,044
Occidental Petroleum	92,525	6,590,556
		39,951,335
Food & Staples Retailing - 1.5%
Walgreens Boots Alliance	72,250	5,979,410
Food, Beverage & Tobacco - 19.5%
Altria Group	217,400	14,700,588
Anheuser-Busch, ADR	32,800	3,458,432
Coca-Cola	327,000	13,557,420
Constellation Brands, Cl. A	14,600	2,238,326
Nestle, ADR	138,600	9,943,164
PepsiCo	79,400	8,307,622
Philip Morris International	280,150	25,630,923
		77,836,475

7

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Health Care Equipment & Services - 1.7%
Abbott Laboratories	154,725		5,942,987
UnitedHealth Group	5,000		800,200
			6,743,187
Household & Personal Products - 3.1%
Estee Lauder, Cl. A	98,475		7,532,353
Procter & Gamble	57,750		4,855,620
			12,387,973
Insurance - 3.0%
Chubb	91,775		12,125,313
Materials - 1.7%
Air Products & Chemicals	5,000		719,100
Praxair	51,600		6,047,004
			6,766,104
Media - 6.3%
Comcast, Cl. A	136,700		9,439,135
Twenty-First Century Fox, Cl. A	209,986		5,888,007
Walt Disney	94,050		9,801,891
			25,129,033
Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
AbbVie	131,700		8,247,054
Celgene	32,000	[a]	3,704,000
Gilead Sciences	45,225		3,238,562
Novartis, ADR	65,400		4,763,736
Novo Nordisk, ADR	189,675		6,801,746
Roche Holding, ADR	270,950		7,730,204
			34,485,302
Semiconductors & Semiconductor Equipment - 4.2%
ASML Holding	43,175		4,844,235
Texas Instruments	164,200		11,981,674
			16,825,909
Software & Services - 13.2%
Alphabet, Cl. C	11,269	[a]	8,697,640
Automatic Data Processing	22,665		2,329,509
Facebook, Cl. A	127,860	[a]	14,710,293
Microsoft	239,510		14,883,151
Oracle	100,850		3,877,683
VeriSign	29,400	[a,b]	2,236,458
Visa, Cl. A	79,700		6,218,194
			52,952,928

8

Common Stocks - 99.3% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 5.3%
Apple	183,100		21,206,642
Transportation - 2.8%
Canadian Pacific Railway	37,200		5,311,044
Union Pacific	57,625		5,974,560
			11,285,604
Total Common Stocks (cost $199,380,695)			397,100,763
Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,116,167)	2,116,167	[c]	2,116,167
Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $1,363,070)	1,363,070	[c]	1,363,070
Total Investments (cost $202,859,932)	100.2%		400,580,000
Liabilities, Less Cash and Receivables	(.2%)		(800,201)
Net Assets	100.0%		399,779,799

ADR—American Depository Receipt

aNon-income producing security.
bSecurity, or portion thereof, on loan. At December 31, 2016, the value of the fund’s securities on loan was $2,214,093 and the value of the collateral held by the fund was $2,256,380, consisting of cash collateral of $1,363,070 and U.S. Government & Agency securities valued at $893,310.
cInvestment in affiliated money market mutual fund.

9

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	19.5
Software & Services	13.2
Energy	10.0
Pharmaceuticals, Biotechnology & Life Sciences	8.6
Diversified Financials	7.4
Media	6.3
Technology Hardware & Equipment	5.3
Banks	4.7
Semiconductors & Semiconductor Equipment	4.2
Consumer Durables & Apparel	3.4
Household & Personal Products	3.1
Insurance	3.0
Transportation	2.8
Health Care Equipment & Services	1.7
Materials	1.7
Capital Goods	1.5
Food & Staples Retailing	1.5
Consumer Services	1.4
Money Market Investments	.9
100.2

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,214,093)—Note 1(c):
Unaffiliated issuers	199,380,695	397,100,763
Affiliated issuers	3,479,237	3,479,237
Cash		14,299
Dividends and securities lending income receivable		950,795
Receivable for investment securities sold		304,234
Prepaid expenses		3,936
		401,853,264
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		241,050
Due to Fayez Sarofim & Co.		73,888
Liability for securities on loan—Note 1(c)		1,363,070
Payable for shares of Beneficial Interest redeemed		287,861
Accrued expenses		107,596
		2,073,465
Net Assets ($)		399,779,799
Composition of Net Assets ($):
Paid-in capital		147,084,820
Accumulated undistributed investment income—net		247,181
Accumulated net realized gain (loss) on investments		54,729,769
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		197,718,029
Net Assets ($)		399,779,799

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	238,340,169	161,439,630
Shares Outstanding	5,811,646	3,964,790
Net Asset Value Per Share ($)	41.01	40.72

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Year Ended December 31, 2016

Investment Income ($):
Income:
Cash dividends (net of $289,832 foreign taxes withheld at source):
Unaffiliated issuers	10,542,333
Affiliated issuers	6,441
Income from securities lending—Note 1(c)	28,362
Total Income	10,577,136
Expenses:
Investment advisory fee—Note 3(a)	2,282,539
Sub-investment advisory fee—Note 3(a)	932,304
Distribution fees—Note 3(b)	459,569
Professional fees	90,066
Prospectus and shareholders’ reports	88,809
Custodian fees—Note 3(b)	42,628
Trustees’ fees and expenses—Note 3(c)	31,072
Loan commitment fees—Note 2	8,652
Shareholder servicing costs—Note 3(b)	2,318
Interest expense—Note 2	99
Miscellaneous	23,964
Total Expenses	3,962,020
Less—reduction in fees due to earnings credits—Note 3(b)	(79)
Net Expenses	3,961,941
Investment Income—Net	6,615,195
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	54,795,197
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(29,273,746)
Net Realized and Unrealized Gain (Loss) on Investments	25,521,451
Net Increase in Net Assets Resulting from Operations	32,136,646

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
Operations ($):
Investment income—net	6,615,195	8,712,699
Net realized gain (loss) on investments	54,795,197	70,475,479
Net unrealized appreciation (depreciation) on investments	(29,273,746)	(92,595,893)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,136,646	(13,407,715)
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(4,007,827)	(5,009,601)
Service Shares	(2,543,769)	(3,652,322)
Net realized gain on investments:
Initial Shares	(36,865,750)	(14,565,874)
Service Shares	(33,615,443)	(12,097,365)
Total Distributions	(77,032,789)	(35,325,162)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,270,922	9,530,088
Service Shares	8,903,056	22,363,920
Distributions reinvested:
Initial Shares	40,873,577	19,575,475
Service Shares	36,159,212	15,749,687
Cost of shares redeemed:
Initial Shares	(42,252,305)	(75,721,615)
Service Shares	(92,527,613)	(49,112,680)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(43,573,151)	(57,615,125)
Total Increase (Decrease) in Net Assets	(88,469,294)	(106,348,002)
Net Assets ($):
Beginning of Period	488,249,093	594,597,095
End of Period	399,779,799	488,249,093
Undistributed investment income—net	247,181	183,582
Capital Share Transactions (Shares):
Initial Shares
Shares sold	127,906	200,086
Shares issued for distributions reinvested	1,041,157	420,632
Shares redeemed	(1,035,420)	(1,603,573)
Net Increase (Decrease) in Shares Outstanding	133,643	(982,855)
Service Shares
Shares sold	217,885	475,109
Shares issued for distributions reinvested	928,366	340,217
Shares redeemed	(2,328,849)	(1,046,754)
Net Increase (Decrease) in Shares Outstanding	(1,182,598)	(231,428)

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Initial Shares	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	45.23	49.51	47.95	40.47	37.99
Investment Operations:
Investment income—net[a]	.68	.80	.89	.86	.82
Net realized and unrealized gain (loss) on investments	2.48	(1.97)	2.86	7.59	3.14
Total from Investment Operations	3.16	(1.17)	3.75	8.45	3.96
Distributions:
Dividends from investment income—net	(.69)	(.81)	(.90)	(.87)	(1.48)
Dividends from net realized gain on investments	(6.69)	(2.30)	(1.29)	(.10)	-
Total Distributions	(7.38)	(3.11)	(2.19)	(.97)	(1.48)
Net asset value, end of period	41.01	45.23	49.51	47.95	40.47
Total Return (%)	7.91	(2.47)	8.09	21.11	10.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82	.80	.80	.81	.81
Ratio of net expenses to average net assets	.82	.80	.80	.81	.81
Ratio of net investment income to average net assets	1.64	1.70	1.84	1.95	2.02
Portfolio Turnover Rate	4.19	11.97	3.65	7.71	3.05
Net Assets, end of period ($ x 1,000)	238,340	256,828	329,802	360,197	345,985

a Based on average shares outstanding.

See notes to financial statements.

14

Service Shares	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	44.96	49.23	47.69	40.25	37.74
Investment Operations:
Investment income—net[a]	.57	.68	.76	.75	.72
Net realized and unrealized gain (loss) on investments	2.46	(1.96)	2.85	7.55	3.10
Total from Investment Operations	3.03	(1.28)	3.61	8.30	3.82
Distributions:
Dividends from investment income—net	(.58)	(.69)	(.78)	(.76)	(1.31)
Dividends from net realized gain on investments	(6.69)	(2.30)	(1.29)	(.10)	-
Total Distributions	(7.27)	(2.99)	(2.07)	(.86)	(1.31)
Net asset value, end of period	40.72	44.96	49.23	47.69	40.25
Total Return (%)	7.64	(2.72)	7.83	20.83	10.14
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07	1.05	1.05	1.06	1.06
Ratio of net expenses to average net assets	1.07	1.05	1.05	1.06	1.06
Ratio of net investment income to average net assets	1.41	1.45	1.59	1.70	1.79
Portfolio Turnover Rate	4.19	11.97	3.65	7.71	3.05
Net Assets, end of period ($ x 1,000)	161,440	231,421	264,795	254,928	220,568

a Based on average shares outstanding.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Appreciation Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub–investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

16

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of

17

NOTES TO FINANCIAL STATEMENTS (continued)

the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

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Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	344,308,606	-	-	344,308,606
Equity Securities - Foreign Common Stocks†	52,792,157	-	-	52,792,157
Registered Investment Companies	3,479,237	-	-	3,479,237

† See Statement of Investments for additional detailed categorizations.

At December 31, 2015, $15,894,461 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund

19

NOTES TO FINANCIAL STATEMENTS (continued)

may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2016, The Bank of New York Mellon earned $7,111 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 12/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	12,078,979	147,114,354	159,193,333	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund††	2,158,196	53,024,125	53,066,154	2,116,167.5

20

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 12/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	21,491,939	20,128,869	1,363,070.4
Total	14,237,175	221,630,418	232,388,356	3,479,237.9

† During the period ended December 31, 2016, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.
†† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $497,426, undistributed capital gains $54,542,512 and unrealized appreciation $197,655,041.

21

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2016 and December 31, 2015 were as follows: ordinary income $6,712,726 and $8,792,819, and long-term capital gains $70,320,063 and $26,532,343, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2016 was approximately $6,800 with a related weighted average annualized interest rate of 1.46%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with Sarofim & Co., the fund pays Sarofim & Co. a monthly sub-investment advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2016, Service shares were charged $459,569 pursuant to the Distribution Plan.

22

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2016, the fund was charged $2,055 for transfer agency services and $169 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $79.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2016, the fund was charged $42,628 pursuant to the custody agreement.

During the period ended December 31, 2016, the fund was charged $9,640 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $180,897, Distribution Plan fees $34,262, custodian fees $18,237, Chief Compliance Officer fees $7,314 and transfer agency fees $340.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2016, amounted to $17,814,303 and $132,215,231, respectively.

At December 31, 2016, the cost of investments for federal income tax purposes was $202,922,920; accordingly, accumulated net unrealized appreciation on investments was $197,657,080, consisting of $201,314,020 gross unrealized appreciation and $3,656,940 gross unrealized depreciation.

23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Variable Investment Fund, Appreciation Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Appreciation Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Appreciation Portfolio at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2017

24

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2016 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2017 of the percentage applicable to the preparation of their 2016 income tax returns. Also, the fund hereby reports $.0153 per share as a short-term capital gain distribution and $6.6772 per share as a long-term capital gain distribution paid on March 31, 2016.

25

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (73)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (77)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

26

Lynn Martin (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

27

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of MBSC Securities Corporation since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

28

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

29

For More Information

Dreyfus Variable Investment Fund, Appreciation Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Fayez Sarofim & Co.
Two Houston Center
Suite 2907
Houston, TX 77010

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0112AR1216

Dreyfus Variable Investment Fund, Government Money Market Portfolio

ANNUAL REPORT December 31, 2016

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Variable Investment Fund, Government Money Market Portfolio	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Government Money Market Portfolio, covering the 12-month period from January 1, 2016 through December 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over 2016 despite bouts of market volatility stemming from various economic and political developments. In January, stocks declined sharply and long-term interest rates fell in response to sluggish global economic growth, falling commodity prices, and worries following the first increase in short-term U.S. interest rates in nearly a decade. However, equities began a sustained rebound in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies, and commodity prices recovered. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality government bonds moved lower over much of the reporting period amid robust investor demand for current income, but yields surged higher after the election due to expectations of rising interest rates. Corporate-backed bonds fared especially well in this environment.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in 2017. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
January 17, 2017

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DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016, through December 31, 2016, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2016, Dreyfus Variable Investment Fund, Government Money Market Portfolio produced a yield of 0.01%. Taking into account the effects of compounding, the fund provided an effective yield of 0.01% for the same period.

International economic conditions and low inflation prompted the Federal Reserve Board (the “Fed”) to leave short-term interest rates unchanged for most of 2016, but money market yields climbed modestly in advance of a long-awaited rate hike in December.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

U.S. Economy Gathered Momentum

The year 2016 began in the midst of global economic headwinds and in the wake of the first increase in the federal funds rate in nearly 10 years. In January, an economic slowdown in China, plunging commodity prices, and global stock market declines sparked a flight to quality among investors, yet U.S. economic data remained positive when the unemployment rate slid from 5.0% to 4.9% and 172,000 jobs were added to the economy. Employment data improved further in February with 242,000 new jobs and a steady unemployment rate. Manufacturing activity expanded in March for the first time in six months due to surging order volumes and rebounding raw materials prices, but the unemployment rate returned to 5.0% despite the creation of 186,000 new jobs. The U.S. economy grew at a 1.1% annualized rate over the first quarter of 2016.

April saw the addition of 144,000 new jobs, and the unemployment rate remained unchanged. In contrast, manufacturing and utility output advanced strongly, and inflation accelerated amid recovering energy prices. Economic data were mixed in May when only 24,000 new jobs were created while the unemployment rate declined to 4.7% as workers left the labor force. Investors remained cautious in June due to uncertainty surrounding a referendum in Great Britain to leave the European Union. Meanwhile, an unexpectedly robust 271,000 jobs were created during the month and the unemployment rate increased to 4.9%. Nonetheless, U.S. GDP grew at only a 1.4% annualized rate over the second quarter.

Robust job growth continued in July with the addition of 252,000 positions, an unchanged unemployment rate, and higher average hourly earnings. The manufacturing and services sectors continued to expand, but at slower rates. August brought more disappointing economic news, including a decline in new job creation to 176,000 positions. Activity in the

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DISCUSSION OF FUND PERFORMANCE (continued)

manufacturing sector contracted in August after five consecutive months of expansion. In September, 208,000 new jobs were added even as the unemployment rate ticked higher to 5.0%. U.S. GDP grew at a relatively robust 3.5% annualized rate for the third quarter overall.

The financial markets proved volatile during October due to political uncertainty ahead of the U.S. election, but economic data generally remained positive. The unemployment rate ticked lower to 4.9% as an estimated 135,000 jobs were created and quarterly corporate earnings came in higher than most analysts expected. November saw a post-election rally in most financial markets when investors looked forward to new fiscal and tax policies. Consumer confidence rose to its highest level since July 2007, and the unemployment rate slid to 4.6% while 204,000 new jobs were created.

The Fed implemented its only rate hike of 2016 in December, raising the federal funds rate by 0.25 percentage points to between 0.50% and 0.75% in response to labor market gains and an expected acceleration of inflation. The unemployment rate ticked up to end the year at 4.7%, and 156,000 jobs were created during the month. Consumer confidence continued to improve, corporate earnings generally increased, and manufacturing activity expanded.

More Rate Hikes Expected

The arrival of a new presidential administration with a business-friendly agenda is expected to support economic growth and fuel inflationary pressures. Therefore, most analysts expect the Fed to raise short-term rates further in 2017. Nonetheless, the Fed reiterated after its December meeting that “the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

In light of rising interest rates, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. As always, we have retained our longstanding focus on quality and liquidity.

January 17, 2017

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, Government Money Market Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

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UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Government Money Market Portfolio from July 1, 2016 to December 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2016

Expenses paid per $1,000†	$1.86
Ending value (after expenses)	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2016

Expenses paid per $1,000†	$1.88
Ending value (after expenses)	$1,023.28

† Expenses are equal to the fund’s annualized expense ratio of .37%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

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STATEMENT OF INVESTMENTS
December 31, 2016

U.S. Government Agencies - 37.6%	Principal Amount ($)		Value ($)
Federal Home Loan Bank
0.35% - 0.45%, 1/6/17 - 2/6/17	10,000,000		9,997,937
Federal Home Loan Bank
0.76% - 0.92%, 1/25/17 - 2/22/17	10,000,000	[a]	9,999,937
Federal Home Loan Mortgage Corp.
0.33% - 0.58%, 1/23/17 - 5/5/17	31,016,000	[b]	30,989,910
Federal National Mortgage Association
0.94%, 3/21/17	5,000,000	[a,b]	5,000,000
Total U.S. Government Agencies (cost $55,987,784)			55,987,784
U.S. Treasury Bills - 10.8%

0.35%, 1/5/17
(cost $15,999,378)	16,000,000		15,999,378
Repurchase Agreements - 47.1%

Bank of Nova Scotia
Tri-Party Agreement thru BNY Mellon, 0.50%, dated 12/30/16, due 1/3/17 in the amount of $35,001,944 (fully collateralized by $34,980,251 U.S. Treasuries (including strips), 0%-8.50%, due 12/31/16-11/15/46, value $35,700,003)	35,000,000		35,000,000
Credit Agricole CIB
Tri-Party Agreement thru BNY Mellon, 0.51%, dated 12/30/16, due 1/3/17 in the amount of $35,001,983 (fully collateralized by $37,147,836 U.S. Treasuries (including strips), 0%-4.38%, due 4/30/18-2/15/42, value $35,700,002)	35,000,000		35,000,000
Total Repurchase Agreements (cost $70,000,000)			70,000,000
Total Investments (cost $141,987,162)	95.5%		141,987,162
Cash and Receivables (Net)	4.5%		6,671,518
Net Assets	100.0%		148,658,680

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

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Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	47.1
Federal Home Loan Mortgage Corp.	20.8
Federal Home Loan Bank	13.4
U.S. Treasury Bills	10.8
Federal National Mortgage Association	3.4
95.5

† Based on net assets.

See notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

	Cost	Value
	Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $70,000,000)—Note 1(b)	141,987,162	141,987,162
	Cash	6,774,519
	Interest receivable	9,235
	Prepaid expenses	2,179
		148,773,095
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 2(b)	66,691
	Payable for shares of Beneficial Interest redeemed	10,917
	Accrued expenses	36,807
		114,415
	Net Assets ($)	148,658,680
	Composition of Net Assets ($):
	Paid-in capital	148,657,865
	Accumulated net realized gain (loss) on investments	815
	Net Assets ($)	148,658,680
	Shares Outstanding
	(unlimited number of $.001 par value shares of Beneficial Interest authorized)	148,626,591
	Net Asset Value Per Share ($)	1.00

See notes to financial statements.

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STATEMENT OF OPERATIONS
Year Ended December 31, 2016

Investment Income ($):
Interest Income	622,022
Expenses:
Investment advisory fee—Note 2(a)	779,719
Professional fees	96,698
Custodian fees—Note 2(b)	35,547
Trustees’ fees and expenses—Note 2(c)	28,799
Prospectus and shareholders’ reports	14,262
Shareholder servicing costs—Note 2(b)	469
Miscellaneous	14,835
Total Expenses	970,329
Less—reduction in expenses due to undertaking—Note 2(a)	(360,313)
Less—reduction in fees due to earnings credits—Note 2(b)	(3,600)
Net Expenses	606,416
Investment Income—Net	15,606
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	815
Net Increase in Net Assets Resulting from Operations	16,421

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
Operations ($):
Investment income—net	15,606	757
Net realized gain (loss) on investments	815	4,226
Net Increase (Decrease) in Net Assets Resulting from Operations	16,421	4,983
Distributions to Shareholders from ($):
Investment income—net	(19,832)	(757)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	327,176,459	429,045,242
Distributions reinvested	19,832	757
Cost of shares redeemed	(331,110,588)	(402,095,265)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,914,297)	26,950,734
Total Increase (Decrease) in Net Assets	(3,917,708)	26,954,960
Net Assets ($):
Beginning of Period	152,576,388	125,621,428
End of Period	148,658,680	152,576,388

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.62	.59	.60	.59
Ratio of net expenses to average net assets	.39	.23	.14	.14	.21
Ratio of net investment income to average net assets	.01	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	148,659	152,576	125,621	127,944	148,305

a Amount represents less than $.001 per share.
b Amount represents less than .01%.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Government Money Market Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservaton of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.

The Company’s Board of Trustees (the “Board”) approved, effective April 29, 2016, a proposal to change the name of the fund from “Money Market Portfolio” to “Government Money Market Portfolio”.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

In 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The deadline for compliance with the amendments was October 14, 2016. The fund is a “government money market fund” as that term is defined in the amended rules. As a government money market fund, the fund may continue to use the amortized cost valuation method and transact fund shares at a stable $1.00 NAV, provided that the fund invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or it agencies or instrumentalities, or repurchase agreements collateralized solely by cash and/or government securities, or cash.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

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The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

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NOTES TO FINANCIAL STATEMENTS (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	—
Level 2 - Other Significant Observable Inputs	141,987,162
Level 3 - Significant Unobservable Inputs	–
Total	141,987,162

† See Statement of Investments for additional detailed categorizations.

At December 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance

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with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2016, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2016 and December 31, 2015 were all ordinary income.

During the period ended December 31, 2016, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $4,226 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2 - Investment Adivsory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has undertaken to waive receipt of the investment advisory fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $360,313 during the period ended December 31, 2016.

(b) The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2016, the fund was charged $425 for transfer agency services and $26 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $12.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2016, the fund was charged $35,547 pursuant to the custody agreement. These fees were partially offset by earnings credits of $3,588.

During the period ended December 31, 2016, the fund was charged $9,640 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $64,401, custodian fees $20,868, Chief Compliance Officer fees $7,314 and transfer agency fees $116, which are offset against an expense reimbursement currently in effect in the amount of $26,008.

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(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Variable Investment Fund, Government Money Market Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Government Money Market Portfolio (formerly, Dreyfus Variable Investment Fund, Money Market Portfolio) (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Government Money Market Portfolio at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2017

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BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (73)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (77)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

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BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

20

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of MBSC Securities Corporation since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

21

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

22

NOTES

23

NOTES

24

NOTES

25

For More Information

Dreyfus Variable Investment Fund, Government Money Market Portfolio

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0117AR1216

Dreyfus Variable Investment Fund, Growth and Income Portfolio

ANNUAL REPORT December 31, 2016

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Variable Investment Fund, Growth and Income Portfolio	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Growth and Income Portfolio, covering the 12-month period from January 1, 2016 through December 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over 2016 despite bouts of market volatility stemming from various economic and political developments. In January, stocks declined sharply and long-term interest rates fell in response to sluggish global economic growth, falling commodity prices, and worries following the first increase in short-term U.S. interest rates in nearly a decade. However, equities began a sustained rebound in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies, and commodity prices recovered. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality government bonds moved lower over much of the reporting period amid robust investor demand for current income, but yields surged higher after the election due to expectations of rising interest rates. Corporate-backed bonds fared especially well in this environment.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in 2017. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
January 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through December 31, 2016, as provided by John Bailer and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2016, Dreyfus Variable Investment Fund, Growth and Income Portfolio’s Initial Shares achieved a total return of 10.04%, and its Service Shares achieved a total return of 9.78%.1 In comparison, the fund’s benchmark, the S&P 500 Index (the “Index”), produced a total return of 11.94% for the same period.2

U.S. stocks generated solid returns during 2016 despite high levels of market volatility stemming from a variety of global and domestic economic headwinds. The fund benefited from security selection in the financials, real estate, and consumer discretionary sectors, but produced lower returns than its benchmark, largely due to disappointing stock selections in the energy, information technology, health care, and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income, and growth of income consistent with reasonable investment risk. To pursue its goal, the fund normally invests primarily in stocks of domestic and foreign issuers. We seek to create a portfolio that includes a blend of growth and dividend-paying stocks, as well as other investments that provide income. We choose stocks through a disciplined investment process that combines computer-modeling techniques, “bottom-up” fundamental analysis, and risk management.

The investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the Index. The fund may use listed equity options to seek to enhance and/or mitigate risk. However, the fund may at times significantly overweight or underweight certain sectors in attempting to achieve higher returns.

Stocks Gained Ground Despite Global Uncertainties

The year of 2016 began on a negative note with stocks declining sharply in an environment of deteriorating commodity prices, disappointing global economic growth, and concerns surrounding a recent increase in short-term U.S. interest rates. However, equities began to rebound strongly in February, and the rally persisted through the spring, bolstered by rebounding commodity prices, better economic data, and more accommodative monetary policies from major central banks.

In June, the United Kingdom’s referendum to leave the European Union prompted another brief-but-sharp decline in equity prices, but the market again recovered quickly over the summer. Stocks continued to advance during the closing months of the reporting period, and the Index reached record highs as investors responded to robust consumer spending, broad-based wage growth, and expectations of more business-friendly policies under a new presidential administration. Financial stocks performed particularly well in the weeks after the election, bolstered by expectations of a more favorable regulatory environment.

Allocations and Stock Selections Dampened Gains

While the fund participated in the market’s rise to a significant degree, individual holdings across several market sectors detracted from results compared to the benchmark. Among energy stocks, underweighted exposure to large integrated oil companies undermined relative performance. While some of the fund’s investments in smaller energy companies such as EOG Resources, performed well, and others, such as Occidental Petroleum and Hess, lagged sector averages. In the information technology sector, semiconductor manufacturers and equipment makers—such as Microchip Technology, Texas Instruments, and Applied Materials—benefited from the increasing use of

3

DISCUSSION OF FUND PERFORMANCE (continued)

semiconductors in new industrial and consumer applications. However, underweighted exposure to a few top-performing hardware and peripherals makers constrained returns, as did a handful of disappointments among technology services providers such as Cognizant Technology Solutions and software developers such as salesforce.com.

In the health care sector, strong gains from holdings such as managed care provider UnitedHealth Group were more than offset by relatively weak returns from pharmaceutical companies such as Eli Lilly & Co. and Bristol-Myers Squibb. Biotechnology firms such as Vertex Pharmaceuticals, Alexion Pharmaceuticals, and BioMarin Pharmaceutical also weighed on relative performance. The fund held underweighted exposure to some of the industrial sector’s better performing stocks in the machinery and road-and-rail freight areas. Notably weak holdings in other areas included agricultural chemical maker CF Industries Holdings, soft drink giant Coca-Cola, and apparel maker Hanesbrands.

On a more positive note, the fund’s investments in the financials sector generally outperformed the Index, led by banks such as Bank of America, JPMorgan Chase & Co., and SunTrust Banks, as well as capital markets companies such as Goldman Sachs Group and Morgan Stanley. The fund also profited from underweighted exposure to the comparatively weak real estate sector. Finally, in the consumer discretionary sector, returns benefited from investments in media companies such as Time Warner, CBS, and Charter Communications, as well as specialty retailer Ulta Beauty.

Focusing on Future Growth

We believe the new presidential administration’s stated emphasis on pro-growth, pro-business policies are likely to result in additional corporate earnings and revenue growth, particularly for companies exposed to more economically sensitive business trends. Therefore, as of the end of the reporting period, we have allocated a relatively large percentage of the fund’s assets to the financials, materials, consumer discretionary, consumer staples and energy sectors. In contrast, the fund held underweighted exposure to the utilities, information technology, real estate, health care, and telecommunications services sectors.

January 17, 2017

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, Growth and Income Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Variable Investment Fund, Growth and Income Portfolio Initial shares and Service shares and the S&P 500 Index (the “Index”)

Average Annual Total Returns as of 12/31/16
	1 Year	5 Years	10 Years
Initial shares	10.04%	14.72%	6.67%
Service shares	9.78%	14.44%	6.41%
S&P 500 Index	11.94%	14.65%	6.94%

† Source: Lipper Inc.

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, Growth and Income Portfolio on 12/31/06 to a $10,000 investment made in the Index on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee. The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares. The Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Growth and Income Portfolio from July 1, 2016 to December 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.73	$6.03
Ending value (after expenses)	$1,088.60	$1,087.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.57	$5.84
Ending value (after expenses)	$1,020.61	$1,019.36

† Expenses are equal to the fund’s annualized expense ratio of .90% for Initial shares and 1.15% for Service shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

December 31, 2016

Common Stocks - 99.2%	Shares		Value ($)
Automobiles & Components - .6%
Delphi Automotive	2,882		194,103
Goodyear Tire & Rubber	8,701		268,600
			462,703
Banks - 8.0%
Bank of America	70,308		1,553,807
BB&T	12,119		569,835
JPMorgan Chase & Co.	30,095		2,596,898
PNC Financial Services Group	3,622		423,629
SunTrust Banks	9,618		527,547
U.S. Bancorp	14,387		739,060
			6,410,776
Capital Goods - 6.8%
Eaton	4,258		285,669
Fortive	5,952		319,206
Honeywell International	13,364		1,548,219
Quanta Services	8,351	[a]	291,032
Raytheon	11,851		1,682,842
United Technologies	11,931		1,307,876
			5,434,844
Consumer Services - .4%
Carnival	6,006		312,672
Diversified Financials - 9.2%
Berkshire Hathaway, Cl. B	10,978	[a]	1,789,194
Charles Schwab	8,137		321,167
CME Group	5,998		691,869
Goldman Sachs Group	6,786		1,624,908
Morgan Stanley	9,847		416,036
Synchrony Financial	45,733		1,658,736
Voya Financial	21,915		859,506
			7,361,416
Energy - 7.8%
EOG Resources	9,938		1,004,732
Kinder Morgan	17,371		359,753
Marathon Petroleum	8,411		423,494
Occidental Petroleum	20,257		1,442,906
Phillips 66	10,567		913,094
Pioneer Natural Resources	1,810		325,927

7

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Energy - 7.8% (continued)
Schlumberger	9,933		833,875
Superior Energy Services	22,554		380,712
Valero Energy	8,332		569,242
			6,253,735
Exchange-Traded Funds - 1.0%
iShares Russell 1000 Growth ETF	7,822		820,528
Food & Staples Retailing - 2.2%
Costco Wholesale	5,353		857,069
Walgreens Boots Alliance	10,325		854,497
			1,711,566
Food, Beverage & Tobacco - 7.7%
Archer-Daniels-Midland	8,853		404,139
Coca-Cola	34,191		1,417,559
Coca-Cola European Partners	8,898		279,397
ConAgra Foods	19,950		789,022
Kellogg	20,504		1,511,350
Kraft Heinz	6,141		536,232
Molson Coors Brewing, Cl. B	12,712		1,237,005
			6,174,704
Health Care Equipment & Services - 5.9%
Abbott Laboratories	11,577		444,673
Aetna	5,135		636,791
AmerisourceBergen	2,701		211,191
Boston Scientific	26,380	[a]	570,599
Danaher	7,025		546,826
DENTSPLY SIRONA	5,830		336,566
UnitedHealth Group	12,478		1,996,979
			4,743,625
Insurance - 2.0%
Chubb	3,171		418,953
Hartford Financial Services Group	4,358		207,659
Prudential Financial	9,644		1,003,555
			1,630,167
Materials - 5.0%
CF Industries Holdings	14,139		445,096
Dow Chemical	17,344		992,424
Martin Marietta Materials	2,547		564,237
Nucor	7,566		450,328
Packaging Corporation of America	6,306		534,875

8

Common Stocks - 99.2% (continued)	Shares		Value ($)
Materials - 5.0% (continued)
Vulcan Materials	7,973		997,821
			3,984,781
Media - 5.9%
CBS, Cl. B	9,715		618,068
Charter Communications, Cl. A	2,068	[a]	595,419
Comcast, Cl. A	19,650		1,356,832
Interpublic Group of Companies	8,947		209,449
Omnicom Group	10,958		932,635
Time Warner	10,594		1,022,639
			4,735,042
Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
BioMarin Pharmaceutical	5,809	[a]	481,218
Bristol-Myers Squibb	5,062		295,823
Celgene	7,142	[a]	826,686
Eli Lilly & Co.	13,854		1,018,962
Merck & Co.	17,371		1,022,631
Neurocrine Biosciences	3,674	[a]	142,184
Pfizer	13,230		429,710
TESARO	1,968	[a,b]	264,657
Zoetis	5,695		304,853
			4,786,724
Real Estate - 1.3%
Communications Sales & Leasing	21,606	[c]	549,008
Lamar Advertising, Cl. A	7,651	[c]	514,453
			1,063,461
Retailing - 6.2%
Amazon.com	1,701	[a]	1,275,529
Home Depot	7,669		1,028,260
Priceline Group	529	[a]	775,546
Staples	41,832		378,580
The TJX Companies	10,566		793,824
Ulta Beauty	2,656	[a]	677,121
			4,928,860
Semiconductors & Semiconductor Equipment - 4.1%
Applied Materials	8,391		270,778
Broadcom	5,077		897,461
Microchip Technology	5,474	[b]	351,157
Texas Instruments	24,386		1,779,446
			3,298,842

9

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Software & Services - 11.2%
Alphabet, Cl. A	1,261	[a]	999,279
Alphabet, Cl. C	1,724	[a]	1,330,618
Citrix Systems	6,478	[a]	578,550
Facebook, Cl. A	11,814	[a]	1,359,201
Fortinet	6,564	[a]	197,708
Intuit	5,209		597,003
Microsoft	31,686		1,968,968
Oracle	25,199		968,902
salesforce.com	5,698	[a]	390,085
ServiceNow	2,929	[a]	217,742
Splunk	3,670	[a,b]	187,720
Teradata	6,835	[a]	185,707
			8,981,483
Technology Hardware & Equipment - 2.7%
Apple	3,712		429,924
Cisco Systems	34,171		1,032,648
Corning	17,248		418,609
Western Digital	4,242		288,244
			2,169,425
Telecommunication Services - 2.1%
AT&T	32,586		1,385,883
Vodafone Group, ADR	12,642		308,844
			1,694,727
Transportation - 2.5%
Delta Air Lines	18,836		926,543
Union Pacific	10,298		1,067,697
			1,994,240
Utilities - .6%
NRG Yield, Cl. C	31,432	[b]	496,626
Total Common Stocks (cost $63,266,941)			79,450,947

10

Other Investment - .6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $465,283)	465,283	[d]	465,283
Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $948,439)	948,439	[d]	948,439
Total Investments (cost $64,680,663)	101.0%		80,864,669
Liabilities, Less Cash and Receivables	(1.0%)		(784,320)
Net Assets	100.0%		80,080,349

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2016, the value of the fund’s securities on loan was $1,290,601 and the value of the collateral held by the fund was $1,336,651, consisting of cash collateral of $948,439 and U.S. Government & Agency securities valued at $388,212.

c Investment in real estate investment trust.

d Investment in affiliated money market mutual fund.

11

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.2
Diversified Financials	9.2
Banks	8.0
Energy	7.8
Food, Beverage & Tobacco	7.7
Capital Goods	6.8
Retailing	6.2
Pharmaceuticals, Biotechnology & Life Sciences	6.0
Health Care Equipment & Services	5.9
Media	5.9
Materials	5.0
Semiconductors & Semiconductor Equipment	4.1
Technology Hardware & Equipment	2.7
Transportation	2.5
Food & Staples Retailing	2.2
Telecommunication Services	2.1
Insurance	2.0
Money Market Investments	1.8
Real Estate	1.3
Exchange-Traded Funds	1.0
Automobiles & Components	.6
Utilities	.6
Consumer Services	.4
101.0

† Based on net assets.

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,290,601)—Note 1(b):
Unaffiliated issuers	63,266,941	79,450,947
Affiliated issuers	1,413,722	1,413,722
Receivable for investment securities sold		262,418
Dividends and securities lending income receivable		128,762
Prepaid expenses		1,406
		81,257,255
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		70,580
Cash overdraft due to Custodian		1,396
Liability for securities on loan—Note 1(b)		948,439
Payable for investment securities purchased		82,351
Payable for shares of Beneficial Interest redeemed		24,189
Accrued expenses		49,951
		1,176,906
Net Assets ($)		80,080,349
Composition of Net Assets ($):
Paid-in capital		60,686,334
Accumulated undistributed investment income—net		12,962
Accumulated net realized gain (loss) on investments		3,197,047
Accumulated net unrealized appreciation (depreciation) on investments		16,184,006
Net Assets ($)		80,080,349

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	74,797,153	5,283,196
Shares Outstanding	2,596,193	183,144
Net Asset Value Per Share ($)	28.81	28.85

See notes to financial statements.

13

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,614,188
Affiliated issuers	2,118
Income from securities lending—Note 1(b)	22,609
Total Income	1,638,915
Expenses:
Investment advisory fee—Note 3(a)	593,604
Professional fees	53,604
Custodian fees—Note 3(b)	24,025
Prospectus and shareholders’ reports	16,485
Distribution fees—Note 3(b)	13,007
Trustees’ fees and expenses—Note 3(c)	5,692
Loan commitment fees—Note 2	1,780
Shareholder servicing costs—Note 3(b)	790
Interest expense—Note 2	348
Miscellaneous	15,393
Total Expenses	724,728
Less—reduction in fees due to earnings credits—Note 3(b)	(27)
Net Expenses	724,701
Investment Income—Net	914,214
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,677,533
Net unrealized appreciation (depreciation) on investments	2,834,430
Net Realized and Unrealized Gain (Loss) on Investments	6,511,963
Net Increase in Net Assets Resulting from Operations	7,426,177

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
Operations ($):
Investment income—net	914,214	738,802
Net realized gain (loss) on investments	3,677,533	9,061,891
Net unrealized appreciation (depreciation) on investments	2,834,430	(8,285,651)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,426,177	1,515,042
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(889,195)	(702,088)
Service Shares	(49,766)	(37,501)
Net realized gain on investments:
Initial Shares	(8,761,675)	(7,596,149)
Service Shares	(613,919)	(629,912)
Total Distributions	(10,314,555)	(8,965,650)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,121,289	3,873,886
Service Shares	194,912	140,487
Distributions reinvested:
Initial Shares	9,650,870	8,298,237
Service Shares	663,685	667,413
Cost of shares redeemed:
Initial Shares	(12,585,623)	(12,516,472)
Service Shares	(1,111,240)	(1,674,266)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,066,107)	(1,210,715)
Total Increase (Decrease) in Net Assets	(3,954,485)	(8,661,323)
Net Assets ($):
Beginning of Period	84,034,834	92,696,157
End of Period	80,080,349	84,034,834
Undistributed investment income—net	12,962	37,104
Capital Share Transactions (Shares):
Initial Shares
Shares sold	77,659	125,463
Shares issued for distributions reinvested	368,489	273,683
Shares redeemed	(461,673)	(404,762)
Net Increase (Decrease) in Shares Outstanding	(15,525)	(5,616)
Service Shares
Shares sold	7,014	4,531
Shares issued for distributions reinvested	25,321	21,982
Shares redeemed	(40,424)	(54,265)
Net Increase (Decrease) in Shares Outstanding	(8,089)	(27,752)

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Year Ended December 31,
Initial Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	29.98	32.68	29.92	22.07	18.96
Investment Operations:
Investment income—net[a]	.33	.26	.24	.23	.30
Net realized and unrealized gain (loss) on investments	2.27	.28	2.77	7.86	3.12
Total from Investment Operations	2.60	.54	3.01	8.09	3.42
Distributions:
Dividends from investment income—net	(.34)	(.27)	(.25)	(.24)	(.31)
Dividends from net realized gain on investments	(3.43)	(2.97)	–	–	–
Total Distributions	(3.77)	(3.24)	(.25)	(.24)	(.31)
Net asset value, end of period	28.81	29.98	32.68	29.92	22.07
Total Return (%)	10.04	1.59	10.07	36.78	18.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	.88	.87	.89	.91
Ratio of net expenses to average net assets	.90	.88	.87	.89	.91
Ratio of net investment income to average net assets	1.17	.84	.78	.91	1.42
Portfolio Turnover Rate	64.41	62.03	51.99	50.46	48.39
Net Assets, end of period ($ x 1,000)	74,797	78,296	85,534	84,479	67,525

a Based on average shares outstanding.

See notes to financial statements.

16

	Year Ended December 31,
Service Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	30.01	32.71	29.94	22.09	18.98
Investment Operations:
Investment income—net[a]	.25	.18	.16	.17	.25
Net realized and unrealized gain (loss) on investments	2.29	.27	2.78	7.85	3.12
Total from Investment Operations	2.54	.45	2.94	8.02	3.37
Distributions:
Dividends from investment income—net	(.27)	(.18)	(.17)	(.17)	(.26)
Dividends from net realized gain on investments	(3.43)	(2.97)	–	–	–
Total Distributions	(3.70)	(3.15)	(.17)	(.17)	(.26)
Net asset value, end of period	28.85	30.01	32.71	29.94	22.09
Total Return (%)	9.78	1.32	9.83	36.43	17.77
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15	1.13	1.12	1.14	1.16
Ratio of net expenses to average net assets	1.15	1.13	1.12	1.14	1.16
Ratio of net investment income to average net assets	.92	.59	.52	.65	1.17
Portfolio Turnover Rate	64.41	62.03	51.99	50.46	48.39
Net Assets, end of period ($ x 1,000)	5,283	5,739	7,162	8,051	7,358

a Based on average shares outstanding.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Growth and Income Portfolio (the “fund”) is a separate non-diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

18

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of

19

NOTES TO FINANCIAL STATEMENTS (continued)

the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

20

	Level 1-Unadjusted Quoted Prices	Level 2-Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Domestic Common Stocks†	77,424,114	–	–	77,424,114
Equity Securities—Foreign Common Stocks†	1,206,305	–	–	1,206,305
Exchange-Traded Funds	820,528	–	–	820,528
Registered Investment Companies	1,413,722	–	–	1,413,722

†  See Statement of Investments for additional detailed categorizations.

At December 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

21

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended December 31, 2016, The Bank of New York Mellon earned $4,993 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 12/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	1,455,447	18,034,247	19,489,694	–	–
Dreyfus Institutional Preferred Government Plus Money Market Fund††	809,348	17,430,179	17,774,244	465,283.6
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	–	6,689,530	5,741,091	948,439	1.2
Total	2,264,795	42,153,956	43,005,029	1,413,722	1.8

† During the period ended December 31, 2016, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.

†† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

22

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $3,625,145 and unrealized appreciation $15,755,906.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2016 and December 31, 2015 were as follows: ordinary income $980,382 and $826,652, and long-term capital gains $9,334,173 and $8,138,998, respectively.

During the period ended December 31, 2016, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $605 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

23

NOTES TO FINANCIAL STATEMENTS (continued)

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2016 was approximately $25,400 with a related weighted average annualized interest rate of 1.37%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2016, Service shares were charged $13,007 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2016, the fund was charged $694 for transfer agency services and $57 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $27.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2016, the fund was charged $24,025 pursuant to the custody agreement.

24

During the period ended December 31, 2016, the fund was charged $9,641 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $51,398, Distribution Plan fees $1,124, custodian fees $10,500, Chief Compliance Officer fees $7,314 and transfer agency fees $244.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2016, amounted to $50,804,894 and $61,260,304, respectively.

At December 31, 2016, the cost of investments for federal income tax purposes was $65,108,763; accordingly, accumulated net unrealized appreciation on investments was $15,755,906, consisting of $17,219,720 gross unrealized appreciation and $1,463,814 gross unrealized depreciation.

25

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Variable Investment Fund, Growth and Income Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Growth and Income Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Growth and Income Portfolio at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2017

26

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2016 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2017 of the percentage applicable to the preparation of their 2016 income tax returns. Also, the fund hereby reports $.0156 per share as a short-term capital gain distribution and $3.4101 per share as a long-term capital gain distribution paid on March 31, 2016.

27

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (73)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (77)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

28

Lynn Martin (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

29

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of MBSC Securities Corporation since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

30

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

31

NOTES

32

NOTES

33

For More Information

Dreyfus Variable Investment Fund, Growth and Income Portfolio

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0108AR1216

Dreyfus Variable Investment Fund, International Equity Portfolio

ANNUAL REPORT December 31, 2016

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Variable Investment Fund, International Equity Portfolio	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, International Equity Portfolio, covering the 12-month period from January 1, 2016 through December 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over 2016 despite bouts of market volatility stemming from various economic and political developments. In January, stocks declined sharply and long-term interest rates fell in response to sluggish global economic growth, falling commodity prices, and worries following the first increase in short-term U.S. interest rates in nearly a decade. However, equities began a sustained rebound in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies, and commodity prices recovered. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality government bonds moved lower over much of the reporting period amid robust investor demand for current income, but yields surged higher after the election due to expectations of rising interest rates. Corporate-backed bonds fared especially well in this environment.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in 2017. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
January 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016, through December 31, 2016, as provided by the fund’s Primary Portfolio Managers, Paul Markham, Jeff Munroe, and Yuko Takano of Newton Investment Management (North America), Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended December 31, 2016, Dreyfus Variable Investment Fund, International Equity Portfolio’s Initial shares produced a total return of –5.54%, and its Service shares produced a total return of –5.83%.1 This compares with a 1.00% return for the fund’s benchmark, the MSCI EAFE Index (the “Index”), for the same period.2

Sluggish global economic growth and concerns regarding the United Kingdom’s Brexit referendum constrained the advance of international equities in 2016. The fund lagged its benchmark, largely due to underweighted positions in the energy and materials sectors and overweighted exposure to the consumer staples sector.

As of September 9, 2016, Yuko Takano is a primary portfolio manager for the fund.

The Fund’s Investment Approach

The fund seeks to achieve long-term capital growth by investing primarily in stocks of foreign companies.

The process of seeking investment ideas takes place within the framework of Newton’s global investment themes. These themes are based on observable economic, industrial, or social trends that we believe will affect markets, industries, or companies globally, and so help to identify areas of investment opportunity and risk. As of the end of the reporting period, such themes included debt burden, which asserts that certain economies and institutions need to reduce their budget deficits and debt obligations, which jeopardizes their economic prospects (and provided the rationale for the portfolio’s underweighted exposure to the financial sector). Elsewhere, our net effects theme identifies the investment opportunities and challenges inherent in an interconnected world.

When choosing stocks, we consider trends in economic variables, such as gross domestic product, inflation, and interest rates; investment themes; the relative values of equities, bonds, and cash; company fundamentals; and long-term trends in currency movements. Within markets and sectors determined to be relatively attractive, we seek what we believe are attractively priced companies that possess a sustainable competitive advantage in their market or sector. Securities are generally sold when themes or strategies change, when we determine that the company’s prospects have changed, or when a stock reaches what we determine to be a full valuation.

Sluggish Economic Growth Constrained Equity Performance

Developed international markets posted sharply negative returns in early 2016 due to deteriorating commodity prices, an economic slowdown in China, and underwhelming global economic growth. Markets recovered broadly from mid-February through late April, spurred by rising commodity prices and more aggressively accommodative monetary policies in Europe and Asia.

In June, the United Kingdom’s unexpected vote to leave the European Union prompted another sharp decline in equity prices. However, encouraging global corporate earnings reports and proposals for additional stimulus spending in Japan and Europe supported a recovery in most international stocks over the ensuing months. International equities moved into positive territory during the final quarter of 2016, led by the financial sector, which was bolstered by rising bond yields, and by commodities-related stocks, which gained ground amid further price increases for petroleum and other raw materials.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Sector Allocations Undermined Returns

The fund’s relative performance in 2016 was undermined by a steep sell-off in higher yielding stocks amid expectations that a new U.S. presidential administration’s expansive fiscal plans could prove inflationary. Relative results also were dampened by underweighted exposure to the materials sector, where gains were supported by what we believe to be an overenthusiastic market view on the Chinese economy. An underweighted position in the financial sector also proved counterproductive despite our view that global banks continue to face fundamental challenges.

The surprising outcomes of the Brexit referendum and U.S. election proved negative for the fund. We had added to the fund’s U.K. bank holdings before the Brexit vote in anticipation of a different result. The vote weighed on U.K. holdings as concerns about a weaker British pound intensified. After the U.S. election, the fund continued to be hurt by underweighted exposure to the materials sector, which rallied in anticipation of proposed domestic infrastructure construction plans.

In contrast, the fund achieved relatively strong results from our security selection strategies in the information technology sector and, to a lesser degree, the health care sector. Overweighted exposure to the utilities sector also helped support relative performance.

At times during the reporting period, the fund employed forward contracts to manage its currency positions.

Maintaining a Cautious Investment Posture

As of year-end, the full implications of recent political developments remain unclear. While pro-growth U.S. policies could spawn a near-term improvement in global economic activity, we believe it would be rash to ignore the longer term challenges they may present.

Therefore, it seems to us more important than ever to discriminate between winners and losers. We see capital-light business models, and those with discernible intellectual property, as well positioned to maintain shareholder value. With the likelihood of fragile growth and volatility ahead, we think the defensive qualities of many of the fund’s holdings should once again come to the fore.

January 17, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, International Equity Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. —The MSCI EAFE Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Variable Investment Fund, International Equity Portfolio Initial shares and Service shares and the MSCI EAFE Index (the “Index”)

Average Annual Total Returns as of 12/31/16
	1 Year	5 Years	10 Years
Initial shares	-5.54%	6.21%	0.73%
Service shares	-5.83%	5.94%	0.47%
MSCI EAFE Index	1.00%	6.53%	0.75%

† Source: Lipper Inc.

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, International Equity Portfolio on 12/31/06 to a $10,000 investment made in the Index on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee. The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares. The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Equity Portfolio from July 1, 2016 to December 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.95	$7.19
Ending value (after expenses)	$988.30	$987.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$6.04	$7.30
Ending value (after expenses)	$1,019.15	$1,017.90

† Expenses are equal to the fund’s annualized expense ratio of 1.19% for Initial shares and 1.44% for Service shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

December 31, 2016

Common Stocks - 98.4%	Shares		Value ($)
Australia - .8%
Dexus Property Group	38,650		268,320
China - 2.3%
Baidu, ADR	2,536	[a]	416,944
China Biologic Products	3,022	[a]	324,925
			741,869
France - 5.1%
L'Oreal	2,596		473,848
Total	13,214		677,684
Vivendi	26,182		497,606
			1,649,138
Georgia - 1.1%
TBC Bank Group	19,010	[a]	340,176
Germany - 11.1%
Bayer	3,610		376,702
Hella KGaA Hueck & Co.	10,800		407,510
Infineon Technologies	46,886		814,847
LEG Immobilien	8,680	[a]	674,313
MTU Aero Engines	2,566		296,582
SAP	5,929		516,832
Telefonica Deutschland Holding	109,856		470,656
			3,557,442
Hong Kong - 3.9%
AIA Group	106,400		600,297
Man Wah Holdings	952,800		645,071
			1,245,368
India - 1.2%
HDFC Bank, ADR	6,385		387,442
Ireland - 2.7%
CRH	25,021		872,661
Israel - 1.4%
Teva Pharmaceutical Industries, ADR	12,723		461,209
Italy - .8%
Atlantia	10,670		250,020
Japan - 25.3%
Bridgestone	16,700		602,129
Don Quijote Holdings	23,700		877,027
FANUC	3,100		525,574

7

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Japan - 25.3% (continued)
Japan Airlines	17,436		509,467
Japan Tobacco	25,800		848,558
M3	9,600		241,899
Recruit Holdings	13,835		555,176
Skylark	36,600		483,511
SoftBank Group	7,800		518,220
Sugi Holdings	13,700		651,739
Suntory Beverage & Food	14,500		602,332
TechnoPro Holdings	20,700		664,171
Topcon	30,600		461,324
Toyota Motor	9,700		570,837
			8,111,964
Mexico - 1.9%
Fomento Economico Mexicano, ADR	4,701		358,263
Grupo Financiero Santander Mexico, Cl. B, ADR	34,359		247,041
			605,304
Netherlands - 8.3%
Intertrust	15,164	[b]	266,892
RELX	33,844		569,660
Unilever	18,791		773,711
Wolters Kluwer	28,684		1,039,289
			2,649,552
Norway - 1.9%
DNB	40,478		601,872
Portugal - 1.1%
Galp Energia	24,006		358,581
Switzerland - 8.2%
Actelion	1,442	[a]	312,247
Credit Suisse Group	36,014	[a]	516,709
Novartis	11,875		864,124
Roche Holding	4,049		924,872
			2,617,952
United Kingdom - 21.3%
Associated British Foods	17,945		607,072
Barclays	292,838		806,421
British American Tobacco	9,775		556,742
Centrica	174,418		503,207
Diageo	19,495		506,944
GlaxoSmithKline	34,069		655,835

8

Common Stocks - 98.4% (continued)	Shares		Value ($)
United Kingdom - 21.3% (continued)
Just Eat	20,152	[a]	144,915
Next	4,369		268,304
Prudential	18,987		380,830
Royal Bank of Scotland Group	353,444	[a]	978,328
Vodafone Group	285,970		704,334
Wolseley	11,333		693,036
			6,805,968
Total Common Stocks (cost $31,359,178)			31,524,838
Preferred Stocks - 1.0%
Germany - 1.0%
Volkswagen (cost $328,891)	2,318		325,381
Other Investment - .4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $123,284)	123,284	[c]	123,284
Total Investments (cost $31,811,353)	99.8%		31,973,503
Cash and Receivables (Net)	.2%		54,435
Net Assets	100.0%		32,027,938

ADR—American Depository Receipt

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, this security was valued at $266,892 or .83% of net assets.

c Investment in affiliated money market mutual fund.

9

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	22.7
Financial	18.9
Consumer Services	16.5
Health Care	12.5
Industrial	10.0
Technology	7.5
Telecommunication	5.3
Oil & Gas	3.2
Utilities	1.6
Basic Materials	1.2
Money Market Investment	.4
99.8

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	31,688,069	31,850,219
Affiliated issuers	123,284	123,284
Cash		1,980
Cash denominated in foreign currency	1,591	1,467
Dividends receivable		171,132
Receivable for investment securities sold		18,709
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		11
Prepaid expenses		2,404
		32,169,206
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		54,019
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		11,308
Payable for shares of Beneficial Interest redeemed		8,646
Accrued expenses		67,295
		141,268
Net Assets ($)		32,027,938
Composition of Net Assets ($):
Paid-in capital		40,962,396
Accumulated undistributed investment income—net		314,530
Accumulated net realized gain (loss) on investments		(9,392,331)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		143,343
Net Assets ($)		32,027,938

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	24,573,965	7,453,973
Shares Outstanding	1,458,715	443,100
Net Asset Value Per Share ($)	16.85	16.82

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Income ($):
Income:
Cash dividends (net of $74,474 foreign taxes withheld at source):
Unaffiliated issuers	837,623
Affiliated issuers	1,545
Total Income	839,168
Expenses:
Investment advisory fee—Note 3(a)	257,047
Professional fees	67,993
Custodian fees—Note 3(b)	33,048
Distribution fees—Note 3(b)	20,753
Prospectus and shareholders’ reports	16,751
Trustees’ fees and expenses—Note 3(c)	2,365
Loan commitment fees—Note 2	740
Shareholder servicing costs—Note 3(b)	334
Miscellaneous	21,424
Total Expenses	420,455
Less—reduction in fees due to earnings credits—Note 3(b)	(12)
Net Expenses	420,443
Investment Income—Net	418,725
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	134,831
Net realized gain (loss) on forward foreign currency exchange contracts	(193,325)
Net Realized Gain (Loss)	(58,494)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,504,886)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	18,533
Net Unrealized Appreciation (Depreciation)	(2,486,353)
Net Realized and Unrealized Gain (Loss) on Investments	(2,544,847)
Net Increase from Payment by Affiliate	31,398
Net (Decrease) in Net Assets Resulting from Operations	(2,094,724)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
Operations ($):
Investment income—net	418,725	429,707
Net realized gain (loss) on investments	(58,494)	533,075
Net unrealized appreciation (depreciation) on investments	(2,486,353)	(331,879)
Net increase from payment by affiliate	31,398	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,094,724)	630,903
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(242,714)	(998,035)
Service Shares	(54,086)	(321,999)
Total Distributions	(296,800)	(1,320,034)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,881,286	2,833,109
Service Shares	505,501	1,187,906
Distributions reinvested:
Initial Shares	242,714	998,035
Service Shares	54,086	321,999
Cost of shares redeemed:
Initial Shares	(4,065,315)	(4,723,623)
Service Shares	(1,917,468)	(1,962,420)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,299,196)	(1,344,994)
Total Increase (Decrease) in Net Assets	(5,690,720)	(2,034,125)
Net Assets ($):
Beginning of Period	37,718,658	39,752,783
End of Period	32,027,938	37,718,658
Undistributed investment income—net	314,530	325,455
Capital Share Transactions (Shares):
Initial Shares
Shares sold	110,020	152,902
Shares issued for distributions reinvested	14,062	53,171
Shares redeemed	(238,821)	(252,931)
Net Increase (Decrease) in Shares Outstanding	(114,739)	(46,858)
Service Shares
Shares sold	29,706	63,104
Shares issued for distributions reinvested	3,132	17,155
Shares redeemed	(112,165)	(105,063)
Net Increase (Decrease) in Shares Outstanding	(79,327)	(24,804)

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Year Ended December 31,
Initial Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	18.00	18.35	19.28	16.86	13.75
Investment Operations:
Investment income—net[a]	.22	.21	.46	.27	.28
Net realized and unrealized gain (loss) on investments	(1.23)	.07	(.96)	2.66	2.90
Total from Investment Operations	(1.01)	.28	(.50)	2.93	3.18
Distributions:
Dividends from investment income—net	(.16)	(.63)	(.43)	(.51)	(.07)
Payment by affiliate	.02[b]	-	-	-	-
Net asset value, end of period	16.85	18.00	18.35	19.28	16.86
Total Return (%)	(5.54)[b]	1.38	(2.65)	17.74	23.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17	1.14	1.08	1.11	1.06
Ratio of net expenses to average net assets	1.17	1.14	1.08	1.11	1.06
Ratio of net investment income to average net assets	1.28	1.13	2.44	1.49	1.88
Portfolio Turnover Rate	36.91	32.28	44.96	48.07	45.03
Net Assets, end of period ($ x 1,000)	24,574	28,330	29,731	32,192	28,058

a Based on average shares outstanding.

b The total return would have been (5.65%) had payment not been made by The Bank of New York Mellon Corporation.
See Note 3(d).

See notes to financial statements.

14

	Year Ended December 31,
Service Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.97	18.31	19.24	16.83	13.72
Investment Operations:
Investment income—net[a]	.18	.17	.42	.23	.23
Net realized and unrealized gain (loss) on investments	(1.24)	.07	(.97)	2.65	2.90
Total from Investment Operations	(1.06)	.24	(.55)	2.88	3.13
Distributions:
Dividends from investment income—net	(.11)	(.58)	(.38)	(.47)	(.02)
Payment by affiliate	.02[b]	-	-	-	-
Net asset value, end of period	16.82	17.97	18.31	19.24	16.83
Total Return (%)	(5.83)[b]	1.17	(2.90)	17.43	22.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.42	1.39	1.33	1.36	1.31
Ratio of net expenses to average net assets	1.42	1.39	1.33	1.36	1.31
Ratio of net investment income to average net assets	1.05	.90	2.22	1.24	1.53
Portfolio Turnover Rate	36.91	32.28	44.96	48.07	45.03
Net Assets, end of period ($ x 1,000)	7,454	9,389	10,022	11,578	9,749

a Based on average shares outstanding.

b The total return would have been (5.94%) had payment not been made by The Bank of New York Mellon Corporation.
See Note 3(d).

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

International Equity Portfolio (the “fund”) is a separate non-diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management (North America) Limited (“Newton”), (formerly, Newton Capital Management Limited) a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

16

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

17

NOTES TO FINANCIAL STATEMENTS (continued)

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

18

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	31,524,838	-	-	31,524,838
Equity Securities - Foreign Preferred Stocks†	325,381	-	-	325,381
Registered Investment Company	123,284	-	-	123,284
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	11	-	11
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(11,308)	-	(11,308)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At December 31, 2015, $35,575,490 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and

19

NOTES TO FINANCIAL STATEMENTS (continued)

amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 12/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund†	360,220	9,985,241	10,222,177	123,284.4

† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income

20

tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $340,487, accumulated capital losses $9,371,006 and unrealized appreciation $96,061.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2016. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2016 and December 31, 2015 were as follows: ordinary income $296,800 and $1,320,034, respectively.

During the period ended December 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency exchange gains and losses, class action settlement and passive foreign investment companies, the fund decreased accumulated undistributed investment income-net by $132,850 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes,

21

NOTES TO FINANCIAL STATEMENTS (continued)

including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following rates:

Average Net Assets

0 up to $100 million ...................................... 35%

$100 million up to $1 billion ........................... 30%

$1 billion up to $1.5 billion ............................. 26%

In excess of $1.5 billion ................................ 20%

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2016, Service shares were charged $20,753 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

22

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2016, the fund was charged $299 for transfer agency services and $26 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $12.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2016, the fund was charged $33,048 pursuant to the custody agreement.

During the period ended December 31, 2016, the fund was charged $9,640 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $20,408, Distribution Plan fees $1,580, custodian fees $24,479, Chief Compliance Officer fees $7,314 and transfer agency fees $238.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) During the period ended December 31, 2016, the fund received proceeds of $31,398 from a class action settlement from BNY Mellon related to foreign exchange transactions.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended December 31, 2016, amounted to $12,558,132 and $15,650,355, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and

23

NOTES TO FINANCIAL STATEMENTS (continued)

events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended December 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at December 31, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
JP Morgan Chase Bank
British Pound,
Expiring
1/17/2017	554,000	692,316	683,132	(9,184)

24

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales:
JP Morgan Chase Bank
British Pound,
Expiring
1/17/2017	554,000	681,091	683,132	(2,041)
Japanese Yen,
Expiring
1/4/2017	1,569,806	13,349	13,431	(82)
State Street Bank and Trust Co.
Japanese Yen,
Expiring
1/5/2017	308,354	2,649	2,638	11
1/6/2017	308,403	2,638	2,639	(1)
Gross Unrealized Appreciation				11
Gross Unrealized Depreciation				(11,308)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At December 31, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	11	(11,308)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	11	(11,308)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	11	(11,308)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of December 31, 2016:

25

NOTES TO FINANCIAL STATEMENTS (continued)

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
State Street Bank and Trust Co.	11		(1)	-	10
Total	11		(1)	-	10

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
JP Morgan Chase Bank	(11,307)		-	-	(11,307)
State Street Bank and Trust Co.	(1)		1	-	-
Total	(11,308)		1	-	(11,307)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2016:

Average Market Value ($)
Forward contracts	563,051

At December 31, 2016, the cost of investments for federal income tax purposes was $31,869,932; accordingly, accumulated net unrealized appreciation on investments was $103,571, consisting of $3,560,404 gross unrealized appreciation and $3,456,833 gross unrealized depreciation.

26

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Variable Investment Fund, International Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, International Equity Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, International Equity Portfolio at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2017

27

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended December 31, 2016:

- the total amount of taxes paid to foreign countries was $74,474.

- the total amount of income sourced from foreign countries was $913,621.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2016 calendar year with Form 1099-DIV which will be mailed in early 2017.

28

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (73)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (77)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

29

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

30

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of MBSC Securities Corporation since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

31

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

32

NOTES

33

For More Information

Dreyfus Variable Investment Fund, International Equity Portfolio

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Investment Management
(North America) Limited
160 Queen Victoria Street
London, EC4V 4LA
UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0109AR1216

Dreyfus Variable Investment Fund, International Value Portfolio

ANNUAL REPORT December 31, 2016

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Variable Investment Fund, International Value Portfolio	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, International Value Portfolio, covering the 12-month period from January 1, 2016 through December 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over 2016 despite bouts of market volatility stemming from various economic and political developments. In January, stocks declined sharply and long-term interest rates fell in response to sluggish global economic growth, falling commodity prices, and worries following the first increase in short-term U.S. interest rates in nearly a decade. However, equities began a sustained rebound in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies, and commodity prices recovered. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality government bonds moved lower over much of the reporting period amid robust investor demand for current income, but yields surged higher after the election due to expectations of rising interest rates. Corporate-backed bonds fared especially well in this environment.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in 2017. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
January 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through December 31, 2016, as provided by Mark A. Bogar, CFA, James A. Lydotes, CFA, and Andrew Leger, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2016, Dreyfus Variable Investment Fund, International Value Portfolio’s Initial Shares produced a total return of -1.45%, and its Service Shares produced a total return of -1.58%.1 This compares with a 1.00% return for the fund’s benchmark, the MSCI EAFE Index (the “Index”), for the same period.2

Sluggish economic growth in most of the non-U.S. developed world and concerns regarding the United Kingdom’s vote to leave the European Union constrained the advance of global equities in 2016. The fund lagged its benchmark, largely due to disappointing returns from European financial sector investments and underweighted exposure to the rebounding materials sector.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests in stocks of foreign companies (i.e., organized under the laws of countries other than the U.S.) that we consider to be value companies. The fund may invest in companies of any size, and may also invest in companies located in emerging markets.

Our investment approach is value-oriented and research-driven. When selecting stocks, we conduct extensive quantitative and fundamental research that emphasizes individual stock selection rather than economic and industry trends. We focus on how a stock is valued relative to its intrinsic worth based on traditional value measures, the company’s underlying business health as measured by return on assets and return on equity, and the presence of a catalyst (such as corporate restructuring, change in management, or spin-off) that may trigger a price increase in the stock price near term to mid term.

Sluggish Economic Growth Constrained Equity Performance

Developed European and Asian markets posted sharply negative returns in early 2016 in the face of deteriorating commodity prices, instability among Chinese equities, worries about non-performing loans on the books of Italian banks, underwhelming global economic growth, and concerns regarding higher short-term interest rates in the United States. Markets recovered broadly from mid-February through late April, spurred by rising commodity prices and more aggressively accommodative monetary policies from central banks in Europe and Asia.

In June, the United Kingdom’s unexpected vote to leave the European Union prompted another sharp decline in equity prices. However, encouraging global corporate earnings reports, more accommodative fiscal policies in Europe, and proposals for additional stimulus spending in Japan supported a recovery in most international stocks over the ensuing months. International equities moved into positive territory during the final quarter of 2016, led by the financials sector, which was bolstered by rising bond yields, and by commodities-related stocks, which gained ground amid further price increases for petroleum and other raw materials.

Allocations and Individual Holdings Undermined Returns

In the United Kingdom underweighted exposure to high-flying mining stocks prevented the fund from participating more fully in a rally as commodity prices recovered. The fund’s UK results also were hindered by its holdings of consumer discretionary stocks, such as retailer Marks & Spenser and media company Sky, which lost value after the Brexit referendum.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Financials sector holdings in the UK and Europe further detracted from relative performance, with notable examples including money center banks Credit Suisse in Switzerland and Société Générale in France, as well as UK insurer Aviva. Several consumer staples holdings, such as Japanese based convenience stores operator Seven & I Holdings, French grocery chain Carrefour, and the UK’s Imperial Brands, experienced declines late in the reporting period when investor sentiment shifted away from traditionally defensive areas in favor of more economically sensitive industry groups. Another notably weak performer, Israel-based Teva Pharmaceutical Industries, lost value after reporting disappointing quarterly revenues and in response to U.S. election rhetoric regarding possible controls on drug pricing.

On a more positive note, the fund achieved relatively strong returns from a diverse group of Japanese investments, including game developer Nintendo, auto parts maker Aisin Seiki, and consumer products giant Sony. In the information technology sector, French analytics and consulting services provider Atos delivered better-than-expected earnings, and Dutch semiconductor manufacturer NXP was acquired by a U.S.-based competitor at a premium to its stock price at the time. Energy holdings, such as the Netherlands’ Royal Dutch Shell and Portugal’s Galp Energia, were bolstered by rebounding petroleum prices. Stable earnings and high-quality assets enabled Danish financial institution Danske Bank to buck the negative trend set by the fund’s other holdings in the financials sector.

Shifting the Fund’s Balance of Growth and Value

Improving economic growth prospects in the United States and increasingly stimulative fiscal and monetary policies in Europe and Japan lead us to anticipate an improving climate for global economic growth. Reasonable valuations and strong earnings potential portend well for many international equities. As of the end of the reporting period, we believe the fund is positioned to benefit from these trends through overweighted exposure to the industrials, financials, and energy sectors, and underweighted exposure to the health care and real estate sectors.

January 17, 2017

Please note the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging markets countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, International Value Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The MSCI EAFE Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Variable Investment Fund, International Value Portfolio Initial shares and Service shares and the MSCI EAFE Index (the “Index”)

Average Annual Total Returns as of 12/31/16
	1 Year	5 Years	10 Years
Initial shares	-1.45%	3.80%	-1.30%
Service shares	-1.58%	3.56%	-1.54%
MSCI EAFE Index	1.00%	6.53%	0.75%

† Source: Lipper Inc.

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, International Value Portfolio on 12/31/06 to a $10,000 investment made in the Index on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee. The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. The performance figures for each share class reflect certain expense reimbursements, without which the performance of each share class would have been lower. All dividends and capital gain distributions are reinvested.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Value Portfolio from July 1, 2016 to December 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.43	$5.72
Ending value (after expenses)	$1,050.90	$1,050.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.37	$5.63
Ending value (after expenses)	$1,020.81	$1,019.56

† Expenses are equal to the fund’s annualized expense ratio of .86% for Initial shares and 1.11% for Service shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
December 31, 2016

Common Stocks - 99.6%	Shares		Value ($)
Australia - 8.9%
Australia & New Zealand Banking Group	25,860		567,695
BHP Billiton	29,679		536,733
Commonwealth Bank of Australia	14,306		850,797
Evolution Mining	171,701		262,686
Macquarie Group	10,464		657,875
Qantas Airways	75,916		182,434
Woodside Petroleum	23,694		532,799
Woolworths	18,820		327,314
			3,918,333
Belgium - 1.6%
Anheuser-Busch InBev	5,710		604,371
bpost	4,714		111,650
			716,021
Brazil - 1.1%
Aperam	10,573		483,753
Denmark - 1.0%
Danske Bank	14,569		441,866
Finland - .9%
UPM-Kymmene	16,250		399,245
France - 8.6%
Atos	4,216		444,908
Carrefour	22,784		548,986
Cie de St-Gobain	7,750		361,035
Cie Generale des Etablissements Michelin	3,953		439,833
Dassault Aviation	223		249,202
Orange	62,784		954,006
Thales	2,460		238,573
Vinci	7,885		537,021
			3,773,564
Germany - 8.7%
Allianz	5,241		866,163
Continental	3,589		694,014
Covestro	3,811	[a]	261,480
Deutsche Post	10,857		356,974
Evonik Industries	15,179		453,462
Infineon Technologies	21,184		368,163
Siemens	4,393		540,119

7

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Germany - 8.7% (continued)
Vonovia	8,701		283,063
			3,823,438
Hong Kong - 2.0%
AIA Group	159,800		901,573
Ireland - .5%
CRH	6,544		227,013
Israel - 1.3%
Teva Pharmaceutical Industries, ADR	15,812		573,185
Italy - 2.6%
Enel	204,319		900,743
Prysmian	9,998		256,796
			1,157,539
Japan - 25.4%
Aisin Seiki	18,400		798,186
Astellas Pharma	32,000		444,509
Chubu Electric Power	33,100		462,480
Daiwa House Industry	15,300		418,386
Japan Airlines	13,800		403,226
JTEKT	17,000		272,000
Kandenko	24,000		216,642
KDDI	20,900		529,228
Mitsubishi Chemical Holdings	67,000		434,533
Mitsubishi Electric	32,000		446,152
Murata Manufacturing	5,500		736,471
Nintendo	2,500		524,920
Panasonic	81,200		826,416
Park24	8,100		219,696
Seiko Epson	15,000		317,647
Seven & i Holdings	19,700		750,581
Shionogi & Co.	8,400		402,409
Showa Shell Sekiyu	26,200		243,674
Sony	28,900		809,818
Sumitomo Mitsui Financial Group	28,300		1,079,940
Suzuki Motor	15,500		545,600
Tosoh	44,000		311,341
			11,193,855
Netherlands - 3.3%
ABN AMRO Group	26,640	[a]	590,299
Heineken	6,955		521,709

8

Common Stocks - 99.6% (continued)	Shares		Value ($)
Netherlands - 3.3% (continued)
RELX	21,236		357,443
			1,469,451
Norway - 1.0%
Telenor	29,995		448,083
Portugal - 1.4%
Galp Energia	40,074		598,592
Spain - 4.4%
ACS Actividades de Construccion y Servicios	7,544		238,395
Banco Santander	256,129		1,337,022
Gamesa Corp Tecnologica	17,237		349,646
			1,925,063
Sweden - 3.3%
Electrolux, Ser. B	12,544		311,583
Svenska Cellulosa, Cl. B	15,015		424,051
Swedbank, Cl. A	16,772		405,557
Volvo, Cl. B	27,929		326,175
			1,467,366
Switzerland - 6.0%
Adecco Group	7,066		462,485
Julius Baer Group	16,206	[b]	719,825
Novartis	13,208		961,124
Swiss Life Holding	1,746	[b]	494,154
			2,637,588
United Kingdom - 16.9%
Aggreko	16,680		188,709
AstraZeneca	11,484		628,038
Carnival	8,516		432,926
Imperial Brands	14,073		614,400
Prudential	42,866		859,782
Royal Dutch Shell, Cl. B	42,163		1,223,185
Shire	14,432		833,101
Smiths Group	14,749		257,383
Unilever	27,183		1,103,005
Wolseley	7,850		480,044
WPP	37,012		828,348
			7,448,921
United States - .7%
iShares MSCI EAFE ETF	5,203		300,369
Total Common Stocks (cost $44,718,910)			43,904,818

9

STATEMENT OF INVESTMENTS (continued)

Other Investment - .7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $328,652)	328,652	[c]	328,652
Total Investments (cost $45,047,562)	100.3%		44,233,470
Liabilities, Less Cash and Receivables	(.3%)		(130,507)
Net Assets	100.0%		44,102,963

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

aSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $851,779 or 1.93% of net assets.
bNon-income producing security.
cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Financials	22.2
Industrials	15.2
Consumer Discretionary	13.7
Consumer Staples	10.1
Health Care	8.7
Materials	8.6
Energy	5.9
Information Technology	5.4
Telecommunication Services	4.4
Utilities	3.1
Real Estate	1.6
Exchange-Traded Funds	.7
Money Market Investment	.7
100.3

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	44,718,910	43,904,818
Affiliated issuers	328,652	328,652
Cash		1,893
Cash denominated in foreign currency	440,698	441,728
Receivable for investment securities sold		453,544
Dividends receivable		76,599
Prepaid expenses		2,604
		45,209,838
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		93,265
Payable for investment securities purchased		885,181
Payable for shares of Beneficial Interest redeemed		73,089
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		159
Accrued expenses		55,181
		1,106,875
Net Assets ($)		44,102,963
Composition of Net Assets ($):
Paid-in capital		85,349,908
Accumulated undistributed investment income—net		684,963
Accumulated net realized gain (loss) on investments		(41,101,990)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		(829,918)
Net Assets ($)		44,102,963

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	17,241,244	26,861,719
Shares Outstanding	1,776,997	2,764,696
Net Asset Value Per Share ($)	9.70	9.72

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Year Ended December 31, 2016

Investment Income ($):
Income:
Cash dividends (net of $82,678 foreign taxes withheld at source):
Unaffiliated issuers	969,455
Affiliated issuers	967
Total Income	970,422
Expenses:
Investment advisory fee—Note 3(a)	370,647
Professional fees	64,666
Distribution fees—Note 3(b)	46,447
Prospectus and shareholders’ reports	28,192
Custodian fees—Note 3(b)	27,933
Interest expense—Note 2	712
Trustees’ fees and expenses—Note 3(c)	639
Shareholder servicing costs—Note 3(b)	377
Loan commitment fees—Note 2	299
Miscellaneous	15,331
Total Expenses	555,243
Less—reduction in expenses due to undertaking—Note 3(a)	(192,241)
Less—reduction in fees due to earnings credits—Note 3(b)	(27)
Net Expenses	362,975
Investment Income—Net	607,447
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,718,182)
Net realized gain (loss) on forward foreign currency exchange contracts	4,380
Net Realized Gain (Loss)	(2,713,802)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,387,829
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(229)
Net Unrealized Appreciation (Depreciation)	1,387,600
Net Realized and Unrealized Gain (Loss) on Investments	(1,326,202)
Net Increase from Payment by Affiliate	8,436
Net (Decrease) in Net Assets Resulting from Operations	(710,319)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
Operations ($):
Investment income—net	607,447	752,585
Net realized gain (loss) on investments	(2,713,802)	(13,146,985)
Net unrealized appreciation (depreciation) on investments	1,387,600	10,966,381
Net increase from payment by affiliate	8,436	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(710,319)	(1,428,019)
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(402,054)	(521,657)
Service Shares	(263,458)	(474,160)
Total Distributions	(665,512)	(995,817)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,924,740	8,944,424
Service Shares	15,004,825	5,345,559
Distributions reinvested:
Initial Shares	402,054	521,657
Service Shares	263,458	474,160
Cost of shares redeemed:
Initial Shares	(7,162,172)	(19,180,860)
Service Shares	(6,333,479)	(9,486,739)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	5,099,426	(13,381,799)
Total Increase (Decrease) in Net Assets	3,723,595	(15,805,635)
Net Assets ($):
Beginning of Period	40,379,368	56,185,003
End of Period	44,102,963	40,379,368
Undistributed investment income—net	684,963	583,719
Capital Share Transactions (Shares):
Initial Shares
Shares sold	307,789	809,358
Shares issued for distributions reinvested	42,863	48,079
Shares redeemed	(747,037)	(1,825,588)
Net Increase (Decrease) in Shares Outstanding	(396,385)	(968,151)
Service Shares
Shares sold	1,553,523	481,305
Shares issued for distributions reinvested	27,998	43,621
Shares redeemed	(665,882)	(859,407)
Net Increase (Decrease) in Shares Outstanding	915,639	(334,481)

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Initial Shares	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	10.04	10.55	11.82	9.82	8.96
Investment Operations:
Investment income—net[a]	.18	.18	.19	.18	.20
Net realized and unrealized gain (loss) on investments	(.33)	(.45)	(1.27)	2.04	.93
Total from Investment Operations	(.15)	(.27)	(1.08)	2.22	1.13
Distributions:
Dividends from investment income—net	(.19)	(.24)	(.19)	(.22)	(.27)
Payment by affiliate	.00[b,c]	-	-	-	-
Net asset value, end of period	9.70	10.04	10.55	11.82	9.82
Total Return (%)	(1.45)[c]	(2.72)	(9.32)	22.99	12.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.38	1.38	1.29	1.25	1.28
Ratio of net expenses to average net assets	.85	.83	.99	.95	1.19
Ratio of net investment income to average net assets	1.87	1.66	1.68	1.71	2.19
Portfolio Turnover Rate	108.21	147.24	45.43	57.30	45.97
Net Assets, end of period ($ x 1,000)	17,241	21,814	33,147	42,421	35,568

a Based on average shares outstanding.
b Amount represents less than $.01.
c The fund received proceeds from a class action settlement from The Bank of New York Mellon Corporation. This payment had no impact on total return. See Note 3(d).

See notes to financial statements.

14

Service Shares	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	10.04	10.55	11.82	9.82	8.95
Investment Operations:
Investment income—net[a]	.13	.17	.16	.16	.16
Net realized and unrealized gain (loss) on investments	(.29)	(.47)	(1.28)	2.03	.95
Total from Investment Operations	(.16)	(.30)	(1.12)	2.19	1.11
Distributions:
Dividends from investment income—net	(.16)	(.21)	(.15)	(.19)	(.24)
Payment by affiliate	.00[b,c]	-	-	-	-
Net asset value, end of period	9.72	10.04	10.55	11.82	9.82
Total Return (%)	(1.58)[c]	(2.98)	(9.57)	22.69	12.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.61	1.63	1.54	1.50	1.53
Ratio of net expenses to average net assets	1.10	1.08	1.24	1.20	1.43
Ratio of net investment income to average net assets	1.41	1.53	1.40	1.47	1.77
Portfolio Turnover Rate	108.21	147.24	45.43	57.30	45.97
Net Assets, end of period ($ x 1,000)	26,862	18,566	23,038	32,104	33,660

a Based on average shares outstanding.
b Amount represents less than $.01.
c The fund received proceeds from a class action settlement from The Bank of New York Mellon Corporation. This payment had no impact on total return. See Note 3(d).

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

International Value Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

16

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

17

NOTES TO FINANCIAL STATEMENTS (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

18

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	43,604,449	-	-	43,604,449
Exchange-Traded Funds	300,369	-	-	300,369
Registered Investment Company	328,652	-	-	328,652
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(159)	-	(159)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

At December 31, 2015, $38,393,391 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

19

NOTES TO FINANCIAL STATEMENTS (continued)

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 12/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund†	405,616	18,928,955	19,005,919	328,652.7

† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

20

As of and during the period ended December 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $685,078, accumulated capital losses $41,053,711 and unrealized depreciation $878,312.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2016. If not applied, $21,640,693 of the carryover expires in fiscal year 2017. The fund has $1,915,748 of post-enactment short-term capital losses and $17,497,270 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2016 and December 31, 2015 were as follows: ordinary income $665,512 and $995,817, respectively.

During the period ended December 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses, class action settlement, capital loss carryover expiration and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $159,309, increased accumulated net realized gain (loss) on investments by $2,131,603 and decreased paid-in capital by $2,290,912. Net assets and net asset value per share were not affected by this reclassification.

21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2016 was approximately $51,600 with a related weighted average annualized interest rate of 1.38%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had agreed, from January 1, 2016 through February 29, 2016, to waive receipt of a portion of the fund’s investment advisory fee in the amount of .30% of the value of the fund’s average daily net assets. Dreyfus had contractually agreed, from January 1, 2016 through February 29, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded .79% of the value of the fund’s average daily net assets. Dreyfus has also contractually agreed, from March 1, 2016 through May 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding certain expenses as described above) exceed .86% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $192,241 during the period ended December 31, 2016.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan

22

provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2016, Service shares were charged $46,447 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2016, the fund was charged $469 for transfer agency services and $57 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $27.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2016, the fund was charged $27,933 pursuant to the custody agreement.

During the period ended December 31, 2016, the fund was charged $9,640 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $66,198, Distribution Plan fees $5,619, custodian fees $14,044, Chief Compliance Officer fees $7,314 and transfer agency fees $90.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) During the period ended December 31, 2016, the fund received proceeds of $8,436 from a class action settlement from BNY Mellon related to foreign exchange transactions.

23

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended December 31, 2016, amounted to $45,926,259 and $40,575,113, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended December 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the

24

counterparty. The following summarizes open forward contracts at December 31, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost ($)	Value ($)	Unrealized (Depreciation)($)
Purchases:
JP Morgan Chase Bank
Euro,
Expiring
1/3/2017	23,095	24,319	24,311	(8)
Morgan Stanley Capital Services
Swiss Franc,
Expiring
1/3/2017	56,241	55,249	55,230	(19)
Northern Trust Bank
British Pound,
Expiring
1/3/2017	120,656	148,830	148,698	(132)
Gross Unrealized Depreciation				(159)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At December 31, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(159)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(159)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(159)

25

NOTES TO FINANCIAL STATEMENTS (continued)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of December 31, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
JP Morgan Chase Bank	(8)		-	-	(8)
Morgan Stanley Capital Services	(19)		-	-	(19)
Northern Trust Bank	(132)		-	-	(132)
Total	(159)		-	-	(159)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2016:

Average Market Value ($)
Forward contracts	336,413

At December 31, 2016, the cost of investments for federal income tax purposes was $45,095,956; accordingly, accumulated net unrealized depreciation on investments was $862,486, consisting of $1,883,044 gross unrealized appreciation and $2,745,530 gross unrealized depreciation.

26

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Variable Investment Fund, International Value Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, International Value Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, International Value Portfolio at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2017

27

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended December 31, 2016:

- the total amount of taxes paid to foreign countries was $82,678.

- the total amount of income sourced from foreign countries was $1,036,196.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2016 calendar year with Form 1099-DIV which will be mailed in early 2017.

28

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (73)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (77)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

29

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

30

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of MBSC Securities Corporation since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

31

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

32

NOTES

33

For More Information

Dreyfus Variable Investment Fund, International Value Portfolio

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0152AR1216

Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio

ANNUAL REPORT December 31, 2016

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio, covering the 12-month period from January 1, 2016 through December 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over 2016 despite bouts of market volatility stemming from various economic and political developments. In January, stocks declined sharply and long-term interest rates fell in response to sluggish global economic growth, falling commodity prices, and worries following the first increase in short-term U.S. interest rates in nearly a decade. However, equities began a sustained rebound in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies, and commodity prices recovered. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality government bonds moved lower over much of the reporting period amid robust investor demand for current income, but yields surged higher after the election due to expectations of rising interest rates. Corporate-backed bonds fared especially well in this environment.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in 2017. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
January 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through December 31, 2016, as provided by David A. Daglio, Primary Portfolio Manager; James Boyd and Dale Dutile, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended December 31, 2016, Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio’s Initial shares produced a total return of 17.07%, and its Service shares returned 16.79%.1 In comparison, the Russell 2000 Index (the “Index”), the fund’s benchmark, produced a total return of 21.31% for the same period.2

Small-cap stocks achieved solid returns in 2016 amid positive economic growth and expectations of changing U.S. fiscal, tax, and regulatory policies under a new presidential administration. The fund lagged its benchmark, mainly due to security selection shortfalls in the health care, consumer discretionary, and industrials sectors.

The Fund’s Investment Approach

The fund seeks capital growth. Stocks are selected for the fund’s portfolio based primarily on bottom-up, fundamental analysis. The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation.

Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company, and the identification of a revaluation trigger catalyst. In general, the fund seeks exposure to securities and sectors that are perceived to be attractive from a valuation and fundamental standpoint.

Economic and Political Developments Drove Equity Markets

U.S. stocks moved sharply lower over the opening weeks of 2016 due to weakening commodity prices, disappointing global economic data, and higher short-term U.S. interest rates. However, equities began a dramatic recovery in February and rallied through the spring in response to rebounding commodity prices, global monetary easing, and indications that additional U.S. rate increases would be delayed.

The market’s advance faltered in June over concerns regarding the United Kingdom’s referendum to leave the European Union, but the decline proved short lived. By early July, the market had regained most of its lost ground, and encouraging U.S. economic data helped the Index advance over the summer. Small-cap stocks gave back some of their previous gains in October when investors became more cautious ahead of the presidential election. After the election, stocks again rallied strongly, and the Index achieved record highs as investors anticipated higher government spending, lower corporate taxes, and a less stringent regulatory environment.

For the reporting period overall, small-cap stocks generally produced higher returns than their large- and small-cap counterparts.

Security Selections Produced Mixed Results

Although the fund participated significantly in the Index’s gains, relative performance was dampened by some disappointing security selections. In the health care sector, pharmaceutical holdings such as TherapeuticsMD and Revance Therapeutics were buffeted by sector price volatility in spite of making significant progress on commercialization of new drugs, emergency care provider Adeptus Health encountered operating difficulties, and medical devices maker HeartWare International declined sharply after halting a clinical trial due to unfavorable outcomes.

3

DISCUSSION OF FUND PERFORMANCE (continued)

In the consumer discretionary sector, educational media publisher Houghton Mifflin Harcourt encountered delays in customer orders for a new generation of textbooks, and clothing makers G-III Apparel Group and Deckers Outdoor struggled in a generally sluggish retail environment. Among industrial companies, employment management solutions firm Korn/Ferry International was hurt by weakness in its European operations after a recent merger, and maritime freight transporter Diana Shipping lost value due to a slowdown in global trade.

The fund achieved better relative results from our stock selection strategy in the materials sector. Gold mining stocks Yamana Gold and New Gold benefited from a recovery in gold prices, while chemicals producers Methanex and OMNOVA Solutions also responded favorably to rising commodity prices. Returns from the information technology sector were bolstered by semiconductor producers Cavium and Microsemi as well as semiconductor equipment manufacturer Teradyne, all of which advanced on the strength of robust demand for microchips used in new industrial and consumer applications. Several other technology companies also fared well, including software developer CommVault Systems, automatic testing equipment provider Lumentum Holdings, and networking solutions specialist Viavi Solutions. In other areas, drug developer GW Pharmaceuticals was rewarded for successful trials of a new childhood epilepsy treatment.

Focusing on Strong Earnings

We remain optimistic regarding the prospects for small-cap stocks. Steady economic growth, a more business-friendly political environment, and ongoing secular growth trends seem to us likely to support enhanced earnings for fundamentally sound businesses in several industry groups. We have identified a number of companies meeting our growth and valuation criteria in the financials, information technology, and materials sectors, but relatively few in the real estate, utilities, and consumer staples sectors.

January 17, 2017

Please note any security highlighted with italicized typeface was sold during the period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
² Source: Lipper Inc. — The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market capitalization. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio Initial shares and Service shares and the Russell 2000 Index (the “Index”)

Average Annual Total Returns as of 12/31/16
	1 Year	5 Years	10 Years
Initial shares	17.07%	15.79%	5.11%
Service shares	16.79%	15.50%	4.84%
Russell 2000 Index	21.31%	14.46%	7.07%

† Source: Lipper Inc.

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio on 12/31/06 to a $10,000 investment made in the Index on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee. The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares. The Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio from July 1, 2016 to December 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.72	$6.10
Ending value (after expenses)	$1,207.60	$1,206.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.32	$5.58
Ending value (after expenses)	$1,020.86	$1,019.61

† Expenses are equal to the fund’s annualized expense ratio of .85% for Initial shares and 1.10% for Service shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

December 31, 2016

Common Stocks - 98.8%	Shares		Value ($)
Automobiles & Components - 1.8%
Visteon	41,087		3,300,930
Banks - 13.5%
Ameris Bancorp	22,748	[a]	991,813
Atlantic Capital Bancshares	12,465	[b]	236,835
Banner	60,608		3,382,532
Columbia Banking System	33,074		1,477,746
FCB Financial Holdings, Cl. A	89,989	[b]	4,292,475
First Interstate BancSystem, Cl. A	56,112	[a]	2,387,566
Midland States Bancorp	14,121		510,898
Pinnacle Financial Partners	29,885		2,071,030
Simmons First National, Cl. A	19,526		1,213,541
South State	21,016		1,836,798
SVB Financial Group	34,488	[b]	5,920,210
			24,321,444
Capital Goods - 1.7%
CLARCOR	10,417		859,090
Simpson Manufacturing	21,789		953,269
Thermon Group Holdings	64,331	[b]	1,228,079
			3,040,438
Commercial & Professional Services - 4.0%
Knoll	47,893		1,337,651
Steelcase, Cl. A	125,404		2,244,732
TrueBlue	144,909	[b]	3,572,007
			7,154,390
Consumer Durables & Apparel - 1.1%
G-III Apparel Group	67,019	[a,b]	1,981,082
Consumer Services - .1%
Houghton Mifflin Harcourt	13,645	[b]	148,048
Diversified Financials - 10.0%
Donnelley Financial Solutions	60,647		1,393,668
FNFV Group	125,679	[a,b]	1,721,802
Green Dot, Cl. A	91,683	[b]	2,159,135
Investment Technology Group	92,065		1,817,363
Landcadia Holdings	60,324		625,862
Raymond James Financial	42,148		2,919,592
SLM	661,777	[b]	7,292,783
			17,930,205

7

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Energy - 1.5%
Arch Coal, Cl. A	33,970	[a,b]	2,651,358
Exchange-Traded Funds - .2%
iShares Russell 2000 ETF	2,685		362,072
Health Care Equipment & Services - .6%
Brookdale Senior Living	86,696	[b]	1,076,764
Household & Personal Products - 1.2%
Avon Products	433,327	[b]	2,183,968
Insurance - 2.0%
MGIC Investment	344,415	[b]	3,509,589
Materials - 6.8%
Methanex	170,594		7,472,017
New Gold	258,553	[a,b]	904,936
OMNOVA Solutions	189,527	[b]	1,895,270
US Concrete	29,267	[a,b]	1,916,988
			12,189,211
Media - 6.0%
Gray Television	235,363	[b]	2,553,688
Nexstar Broadcasting Group, Cl. A	67,607	[a]	4,279,523
Sinclair Broadcast Group, Cl. A	117,006		3,902,150
			10,735,361
Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
Flamel Technologies, ADR	152,998	[b]	1,589,649
Flexion Therapeutics	94,187	[a,b]	1,791,437
GW Pharmaceuticals, ADR	22,519	[a,b]	2,516,498
Revance Therapeutics	124,042	[a,b]	2,567,669
Sage Therapeutics	20,633	[b]	1,053,521
TherapeuticsMD	897,756	[b]	5,180,052
			14,698,826
Retailing - 5.2%
Lithia Motors, Cl. A	50,077		4,848,956
Office Depot	877,188		3,964,890
Staples	48,560		439,468
			9,253,314
Semiconductors & Semiconductor Equipment - 7.4%
Applied Micro Circuits	263,667	[b]	2,175,253
Cavium	62,522	[a,b]	3,903,874
Microsemi	52,497	[b]	2,833,263
Teradyne	173,484		4,406,494
			13,318,884

8

Common Stocks - 98.8% (continued)	Shares		Value ($)
Software & Services - 6.8%
CommVault Systems	74,613	[b]	3,835,108
Criteo, ADR	36,461	[a,b]	1,497,818
Envestnet	22,780	[a,b]	802,995
Silver Spring Networks	45,806	[b]	609,678
Square, Cl. A	354,015	[a,b]	4,825,224
WebMD Health	14,575	[a,b]	722,483
			12,293,306
Technology Hardware & Equipment - 13.4%
Ciena	195,127	[b]	4,763,050
Infinera	268,191	[b]	2,276,942
Keysight Technologies	46,675	[b]	1,706,905
Lumentum Holdings	31,114	[b]	1,202,556
Methode Electronics	95,826		3,962,405
Sierra Wireless	140,598	[a,b]	2,207,389
Universal Display	62,220	[a,b]	3,502,986
Viavi Solutions	539,577	[b]	4,413,740
			24,035,973
Transportation - 6.7%
ArcBest	34,703		959,538
Avis Budget Group	130,278	[b]	4,778,597
Knight Transportation	90,458	[a]	2,989,637
Werner Enterprises	124,833		3,364,249
			12,092,021
Utilities - .6%
Calpine	87,821	[b]	1,003,794
Total Common Stocks (cost $140,580,072)			177,280,978
Other Investment - 1.6%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,950,570)	2,950,570	[c]	2,950,570

9

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral for Securities Loaned - 6.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $11,023,751)	11,023,751	[c]	11,023,751
Total Investments (cost $154,554,393)	106.5%		191,255,299
Liabilities, Less Cash and Receivables	(6.5%)		(11,732,056)
Net Assets	100.0%		179,523,243

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

aSecurity, or portion thereof, on loan. At December 31, 2016, the value of the fund’s securities on loan was $20,966,481 and the value of the collateral held by the fund was $21,659,233, consisting of cash collateral of $11,023,751 and U.S. Government & Agency securities valued at $10,635,482.
bNon-income producing security.
cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Banks	13.5
Technology Hardware & Equipment	13.4
Diversified Financials	10.0
Pharmaceuticals, Biotechnology & Life Sciences	8.2
Money Market Investments	7.7
Semiconductors & Semiconductor Equipment	7.4
Materials	6.8
Software & Services	6.8
Transportation	6.7
Media	6.0
Retailing	5.2
Commercial & Professional Services	4.0
Insurance	2.0
Automobiles & Components	1.8
Capital Goods	1.7
Energy	1.5
Household & Personal Products	1.2
Consumer Durables & Apparel	1.1
Health Care Equipment & Services	.6
Utilities	.6
Exchange-Traded Funds	.2
Consumer Services	.1
106.5

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $20,966,481)—Note 1(b):
Unaffiliated issuers	140,580,072	177,280,978
Affiliated issuers	13,974,321	13,974,321
Cash		4,273
Receivable for investment securities sold		1,454,159
Dividends and securities lending income receivable		94,156
Prepaid expenses		4,420
		192,812,307
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		151,226
Liability for securities on loan—Note 1(b)		11,023,751
Payable for investment securities purchased		1,988,487
Payable for shares of Beneficial Interest redeemed		75,938
Interest payable—Note 2		346
Accrued expenses		49,316
		13,289,064
Net Assets ($)		179,523,243
Composition of Net Assets ($):
Paid-in capital		140,838,291
Accumulated net realized gain (loss) on investments		1,984,046
Accumulated net unrealized appreciation (depreciation) on investments		36,700,906
Net Assets ($)		179,523,243

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	162,170,611	17,352,632
Shares Outstanding	3,280,142	361,442
Net Asset Value Per Share ($)	49.44	48.01

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Year Ended December 31, 2016

Investment Income ($):
Income:
Cash dividends (net of $27,741 foreign taxes withheld at source):
Unaffiliated issuers	1,137,304
Affiliated issuers	4,997
Income from securities lending—Note 1(b)	173,682
Total Income	1,315,983
Expenses:
Investment advisory fee—Note 3(a)	1,216,667
Professional fees	63,347
Custodian fees—Note 3(b)	45,892
Distribution fees—Note 3(b)	39,292
Prospectus and shareholders’ reports	37,481
Trustees’ fees and expenses—Note 3(c)	12,111
Loan commitment fees—Note 2	3,621
Shareholder servicing costs—Note 3(b)	1,270
Interest expense—Note 2	346
Miscellaneous	16,753
Total Expenses	1,436,780
Less—reduction in fees due to earnings credits—Note 3(b)	(43)
Net Expenses	1,436,737
Investment (Loss)—Net	(120,754)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,249,818
Net unrealized appreciation (depreciation) on investments	24,622,888
Net Realized and Unrealized Gain (Loss) on Investments	26,872,706
Net Increase in Net Assets Resulting from Operations	26,751,952

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
Operations ($):
Investment (loss)—net	(120,754)	(536,081)
Net realized gain (loss) on investments	2,249,818	13,124,653
Net unrealized appreciation (depreciation) on investments	24,622,888	(16,041,434)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,751,952	(3,452,862)
Distributions to Shareholders from ($):
Net realized gain on investments:
Initial Shares	(11,879,783)	(2,507,973)
Service Shares	(1,317,375)	(273,325)
Total Distributions	(13,197,158)	(2,781,298)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	9,923,649	8,289,478
Service Shares	1,314,657	994,117
Distributions reinvested:
Initial Shares	11,879,783	2,507,973
Service Shares	1,317,375	273,325
Cost of shares redeemed:
Initial Shares	(23,977,290)	(23,808,813)
Service Shares	(3,009,833)	(2,165,747)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,551,659)	(13,909,667)
Total Increase (Decrease) in Net Assets	11,003,135	(20,143,827)
Net Assets ($):
Beginning of Period	168,520,108	188,663,935
End of Period	179,523,243	168,520,108
Accumulated investment (loss)—net	-	(13,968)
Capital Share Transactions (Shares):
Initial Shares
Shares sold	235,244	174,530
Shares issued for distributions reinvested	293,836	50,779
Shares redeemed	(551,658)	(492,761)
Net Increase (Decrease) in Shares Outstanding	(22,578)	(267,452)
Service Shares
Shares sold	31,258	21,206
Shares issued for distributions reinvested	33,495	5,661
Shares redeemed	(71,395)	(45,843)
Net Increase (Decrease) in Shares Outstanding	(6,642)	(18,976)

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Year Ended December 31,
Initial Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	46.02	47.78	47.03	31.66	26.26
Investment Operations:
Investment (loss)—net[a]	(.02)	(.13)	(.01)	(.09)	(.02)
Net realized and unrealized gain (loss) on investments	7.07	(.91)	.76	15.46	5.42
Total from Investment Operations	7.05	(1.04)	.75	15.37	5.40
Distributions:
Dividends from net realized gain on investments	(3.63)	(.72)	-	-	-
Net asset value, end of period	49.44	46.02	47.78	47.03	31.66
Total Return (%)	17.07	(2.28)	1.60	48.55	20.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.85	.83	.93	.88
Ratio of net expenses to average net assets	.86	.85	.83	.93	.88
Ratio of net investment (loss) to average net assets	(.05)	(.27)	(.03)	(.23)	(.05)
Portfolio Turnover Rate	88.08	65.26	77.96	84.80	61.38
Net Assets, end of period ($ x 1,000)	162,171	151,992	170,570	188,702	181,323

a Based on average shares outstanding.

See notes to financial statements.

14

	Year Ended December 31,
Service Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	44.90	46.75	46.14	31.13	25.89
Investment Operations:
Investment (loss)—net[a]	(.13)	(.24)	(.13)	(.18)	(.09)
Net realized and unrealized gain (loss) on investments	6.87	(.89)	.74	15.19	5.33
Total from Investment Operations	6.74	(1.13)	.61	15.01	5.24
Distributions:
Dividends from net realized gain on investments	(3.63)	(.72)	-	-	-
Net asset value, end of period	48.01	44.90	46.75	46.14	31.13
Total Return (%)	16.79	(2.52)	1.32	48.22	20.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11	1.10	1.08	1.18	1.13
Ratio of net expenses to average net assets	1.11	1.10	1.08	1.18	1.13
Ratio of net investment (loss) to average net assets	(.30)	(.52)	(.28)	(.48)	(.30)
Portfolio Turnover Rate	88.08	65.26	77.96	84.80	61.38
Net Assets, end of period ($ x 1,000)	17,353	16,528	18,094	19,590	14,078

a Based on average shares outstanding.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Opportunistic Small Cap Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

16

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

17

NOTES TO FINANCIAL STATEMENTS (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

18

	Level 1- Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	160,730,599	-	-	160,730,599
Equity Securities - Foreign Common Stocks†	16,188,307	-	-	16,188,307
Exchange-Traded Funds	362,072	-	-	362,072
Registered Investment Companies	13,974,321	-	-	13,974,321

† See Statement of Investments for additional detailed categorizations.

At December 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2016, The Bank of New York

19

NOTES TO FINANCIAL STATEMENTS (continued)

Mellon earned $37,356 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 12/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	12,095,923	161,462,258	173,558,181	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund††	2,081,640	50,161,447	49,292,517	2,950,570	1.6
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	73,027,048	62,003,297	11,023,751	6.1
Total	14,177,563	284,650,753	284,853,995	13,974,321	7.7

† During the period ended December 31, 2016, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.
†† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

20

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $2,218,352 and unrealized appreciation $36,466,600.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2016 and December 31, 2015 were as follows: long-term capital gains $13,197,158 and $2,781,298, respectively.

During the period ended December 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $134,722, decreased accumulated net realized gain (loss) on investments by $13,968 and decreased paid-in capital by $120,754. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2016 was approximately $22,700 with a related weighted average annualized interest rate of 1.52%.

21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2016, Service shares were charged $39,292 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2016, the fund was charged $1,047 for transfer agency services and $93 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $43.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2016, the fund was charged $45,892 pursuant to the custody agreement.

During the period ended December 31, 2016, the fund was charged $9,640 for services performed by the Chief Compliance Officer and his staff.

22

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $115,458, Distribution Plan fees $3,724, custodian fees $24,450, Chief Compliance Officer fees $7,314 and transfer agency fees $280.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2016, amounted to $142,969,007 and $159,122,617, respectively.

At December 31, 2016, the cost of investments for federal income tax purposes was $154,788,699; accordingly, accumulated net unrealized appreciation on investments was $36,466,600, consisting of $38,780,823 gross unrealized appreciation and $2,314,223 gross unrealized depreciation.

23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2017

24

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports $3.6275 per share as a long-term capital gain distribution paid on March 21, 2016.

25

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (73)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (77)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

26

Lynn Martin (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

27

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of MBSC Securities Corporation since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

28

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

29

For More Information

Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0121AR1216

Dreyfus Variable Investment Fund, Quality Bond Portfolio

ANNUAL REPORT December 31, 2016

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Variable Investment Fund, Quality Bond Portfolio	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Quality Bond Portfolio, covering the 12-month period from January 1, 2016 through December 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over 2016 despite bouts of market volatility stemming from various economic and political developments. In January, stocks declined sharply and long-term interest rates fell in response to sluggish global economic growth, falling commodity prices, and worries following the first increase in short-term U.S. interest rates in nearly a decade. However, equities began a sustained rebound in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies, and commodity prices recovered. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality government bonds moved lower over much of the reporting period amid robust investor demand for current income, but yields surged higher after the election due to expectations of rising interest rates. Corporate-backed bonds fared especially well in this environment.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in 2017. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
January 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through December 31, 2016, as provided by David Bowser, CFA, and David Horsfall, CFA, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended December 31, 2016, Dreyfus Variable Investment Fund, Quality Bond Portfolio’s Initial shares produced a total return of 1.52%, and its Service shares produced a total return of 1.27%.1 The Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.65% for the same period.2

Bonds produced moderately positive total returns for the year as gains achieved over the first half of 2016 were partly offset by declines over the second half. The fund lagged its benchmark, mainly due to security selection shortfalls early in the year.

As of August 24, 2016, the fund’s benchmark, the Barclays U.S. Aggregate Bond Index, was renamed the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income. To pursue this goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The fund’s investments include corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations and asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations, and zero coupon bonds, that, when purchased, are rated A or better or the unrated equivalent, as determined by The Dreyfus Corporation, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including Treasury inflation-protected securities (“TIPS”).

The fund also may invest up to 10% of its net assets in bonds issued by foreign issuers that are denominated in foreign currencies, and up to 20% of its net assets in bonds issued by foreign issuers whether denominated in U.S. dollars or in a foreign currency.

The fund has no limit with respect to its portfolio maturity or duration.

Interest Rates Climbed in Post-Election Trading

Investors generally became averse to risks during the opening weeks of 2016 amid sluggish global economic growth and higher short-term U.S. interest rates. Riskier fixed-income securities suffered particularly steep declines due to an economic downturn in China, plunging commodity prices, and worries about the potential economic impact of additional U.S. rate hikes. In contrast, high-quality sovereign bonds benefited from the ensuing flight to traditional safe havens.

Investor sentiment began to improve in mid-February in response to rebounding commodities prices and a weakening U.S. dollar. Nonetheless, longer term interest rates remained low through the spring when the Federal Reserve Board (the “Fed”) refrained from additional rate hikes, business investment trends remained sluggish, and inflationary pressures stayed muted. Moreover, higher yielding U.S. bonds recovered from earlier weakness amid robust demand as global investors sought higher yields than were available in overseas markets.

A referendum in the United Kingdom to leave the European Union triggered another flight to quality in late June, sending yields of long-term U.S. Treasury securities to historical lows. Investor sentiment bounced back quickly, and positive economic data sent longer term government bond yields and corporate bond prices higher. Bond market declines accelerated in the weeks following the U.S. presidential election as investors revised higher their outlooks for economic growth and interest rates in light of a new administration. In December, the Fed implemented its only short-term rate hike of 2016.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Fund Strategies Produced Mixed Results

Although the fund participated significantly in the benchmark’s mild gains, relative performance was undermined by security selection shortfalls during the first quarter of the year. Corporate-backed bonds from the volatile energy and materials sectors were especially hard hit by declining commodity prices at the time. Although these securities subsequently rebounded, it was not enough to fully offset earlier weakness. In addition, overweighted exposure to investment-grade corporate bonds and underweighted positions in mortgage-backed securities weighed on relative results. Late in the year, the fund’s holdings of lower coupon mortgages were hurt by revised expectations for prepayment trends as interest rates climbed.

The fund achieved better results in other areas. TIPS fared well when inflation expectations increased in a growing economy. The fund further benefited from its positions in foreign bonds, which reflected a long position in the Russian ruble and short positions in the euro and Japanese yen. We maintained the fund’s average duration in a range between market-neutral and slightly shorter than industry averages, which proved modestly beneficial to relative performance when interest rates climbed.

The fund employed futures contracts and forward contracts to establish its interest-rate and currency strategies, respectively. The fund also used swap options to hedge its currency exposures.

Maintaining a Constructive Investment Posture

Despite recent moves toward higher interest rates, we expect ongoing economic growth to continue to support prices of corporate-backed bonds, and rising inflation expectations could prove favorable for TIPS. Therefore, we have maintained overweighted exposure to corporate securities and TIPS, while retaining an underweighted position in mortgage-backed securities from U.S. government agencies. We also have set the fund’s average duration in a range that is slightly shorter than market averages.

January 17, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, Quality Bond Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. The Index does not include fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Variable Investment Fund, Quality Bond Portfolio Initial shares and Service shares and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”)

Average Annual Total Returns as of 12/31/16
	1 Year	5 Years	10 Years
Initial shares	1.52%	1.97%	3.84%
Service shares	1.27%	1.71%	3.59%
Bloomberg Barclays U. S. Aggregate Bond Index	2.65%	2.23%	4.34%

† Source: Lipper Inc.

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, Quality Bond Portfolio on 12/31/06 to a $10,000 investment made in the Index on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee. The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares. The Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Quality Bond Portfolio from July 1, 2016 to December 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.61	$5.85
Ending value (after expenses)	$971.60	$971.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.72	$5.99
Ending value (after expenses)	$1,020.46	$1,019.20

†  Expenses are equal to the fund’s annualized expense ratio of .93% for Initial shares and 1.18% for Service shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

December 31, 2016

Bonds and Notes - 103.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Asset-Backed Ctfs./Auto Receivables - 4.1%
AmeriCredit Automobile Receivables Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		245,136
AmeriCredit Automobile Receivables Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		155,451
AmeriCredit Automobile Receivables Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		306,180
AmeriCredit Automobile Receivables Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		276,956
Capital Auto Receivables Asset Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	160,000		160,592
Santander Drive Auto Receivables Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	234,871		235,190
Santander Drive Auto Receivables Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		210,854
Santander Drive Auto Receivables Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		513,896
				2,104,255
Commercial Mortgage Pass-Through Ctfs. - 1.1%
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	200,000	[b]	201,750
Commercial Mortgage Trust, Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		73,069
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/48	170,000		171,563
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	100,000	[c]	97,836
				544,218
Consumer Discretionary - 2.3%
21st Century Fox America, Gtd. Notes	4.00	10/1/23	90,000		93,001
21st Century Fox America, Gtd. Notes	4.75	11/15/46	55,000	[c]	55,274
Comcast, Gtd. Notes	3.15	3/1/26	155,000		152,895
Cox Communications, Sr. Unscd. Notes	6.25	6/1/18	205,000	[c]	216,341
Newell Brands, Sr. Unscd. Notes	4.20	4/1/26	95,000		99,135
Sky, Gtd. Notes	3.75	9/16/24	345,000	[c]	346,250
Time Warner, Gtd. Debs.	5.35	12/15/43	210,000		222,507
				1,185,403
Consumer Staples - 1.9%
Anheuser-Busch InBev Finance, Gtd. Notes	4.90	2/1/46	115,000		123,968
Kraft Heinz Foods, Gtd. Notes	3.95	7/15/25	155,000		157,095
Kraft Heinz Foods, Gtd. Notes	6.88	1/26/39	100,000		125,833
Reynolds American, Gtd. Notes	4.85	9/15/23	310,000		336,806

7

STATEMENT OF INVESTMENTS (continued)

Bonds and Notes - 103.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Staples - 1.9% (continued)
Wm. Wrigley Jr., Sr. Unscd. Notes	3.38	10/21/20	235,000	[c]	241,600
				985,302
Energy - 2.2%
Ecopetrol, Sr. Unscd. Notes	4.13	1/16/25	130,000		122,070
Energy Transfer Partners, Sr. Unscd. Notes	4.90	2/1/24	125,000		129,343
Energy Transfer Partners, Sr. Unscd. Notes	5.15	2/1/43	270,000		252,041
Kinder Morgan, Gtd. Notes	7.75	1/15/32	235,000		288,325
Marathon Petroleum, Sr. Unscd. Notes	3.63	9/15/24	150,000		148,206
Williams Partners, Sr. Unscd. Notes	4.50	11/15/23	130,000		133,590
Williams Partners, Sr. Unscd. Notes	6.30	4/15/40	65,000		69,490
				1,143,065
Financials - 12.5%
ABN AMRO Bank, Sr. Unscd. Notes	2.50	10/30/18	230,000	[c]	231,976
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/20	135,000		136,099
American International Group, Sr. Unscd. Notes	4.88	6/1/22	235,000		256,846
Bank of America, Sr. Unscd. Notes	5.63	7/1/20	40,000		43,987
Bank of America, Sr. Unscd. Notes	4.00	4/1/24	225,000		232,149
Bank of America, Sr. Unscd. Notes	3.50	4/19/26	270,000		266,543
Barclays, Sr. Unscd. Notes	4.38	1/12/26	200,000		202,954
Citigroup, Sr. Unscd. Bonds	3.40	5/1/26	205,000		199,296
Citigroup, Sr. Unscd. Notes	4.65	7/30/45	185,000		195,394
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/26	250,000		245,193
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/22	274,000		295,243
ERAC USA Finance, Gtd. Notes	6.38	10/15/17	120,000	[c]	124,355
ERAC USA Finance, Gtd. Notes	3.85	11/15/24	60,000	[c]	61,003
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1	1.78	3/12/19	315,000	[b]	315,562
Goldman Sachs Group, Sr. Unscd. Notes	2.01	11/15/18	385,000	[b]	388,766
Goldman Sachs Group, Sr. Unscd. Notes	2.75	9/15/20	105,000		105,467
Goldman Sachs Group, Sr. Unscd. Notes	2.54	11/29/23	230,000	[b]	237,357
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/27	205,000		210,745

8

Bonds and Notes - 103.7% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Financials - 12.5% (continued)
JPMorgan Chase & Co., Sub. Notes		3.63	12/1/27	380,000		368,891
Key Bank, Sr. Unscd. Bonds		2.50	11/22/21	250,000		248,332
Lloyds Banking Group, Sub. Notes		4.65	3/24/26	205,000		207,747
Morgan Stanley, Sr. Unscd. Notes		5.50	7/28/21	100,000		110,830
Morgan Stanley, Sr. Unscd. Notes		3.75	2/25/23	65,000		66,789
Pacific LifeCorp, Sr. Unscd. Notes		5.13	1/30/43	360,000	[c]	369,971
Principal Financial Group, Gtd. Notes		4.30	11/15/46	90,000		88,364
Prudential Financial, Jr. Sub. Notes		5.88	9/15/42	240,000	[b]	252,000
Quicken Loans, Gtd. Notes		5.75	5/1/25	140,000	[c]	136,850
Synchrony Financial, Sr. Unscd. Notes		3.75	8/15/21	160,000		164,475
Visa, Sr. Unscd. Notes		3.15	12/14/25	255,000		256,055
Volkswagen Group of America Finance, Gtd. Notes		1.25	5/23/17	200,000	[c]	199,695
Wells Fargo & Co., Sub. Notes		4.30	7/22/27	230,000		236,507
					6,455,441
Foreign/Governmental - 5.2%
Argentine Government, Unscd. Bonds	ARS	18.20	10/3/21	1,980,000		127,963
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/24	332,000,000		130,826
Japanese Government, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	121,500,000	[d]	1,103,623
Mexican Government, Sr. Unscd. Notes		4.75	3/8/44	90,000		82,035
Portgual Government, Sr. Unscd. Bonds	EUR	2.88	7/21/26	520,000		510,492
Romanian Government, Sr. Unscd. Notes		4.88	1/22/24	190,000	[c]	201,655
Romanian Government, Sr. Unscd. Notes		6.13	1/22/44	115,000	[c]	134,679
Russian Government, Unscd. Bonds, Ser. 6217	RUB	7.50	8/18/21	16,535,000		263,935
Uruguayan Government, Sr. Unscd. Notes		4.38	10/27/27	150,000		151,133
					2,706,341
Health Care - 4.0%
Abbott Laboratories, Sr. Unscd. Notes		4.90	11/30/46	120,000		123,404
AbbVie, Sr. Unscd. Notes		3.20	5/14/26	135,000		128,512
Aetna, Sr. Unscd. Notes		2.80	6/15/23	195,000		192,142
AmerisourceBergen, Sr. Unscd. Notes		3.25	3/1/25	95,000		94,261

9

STATEMENT OF INVESTMENTS (continued)

Bonds and Notes - 103.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Health Care - 4.0% (continued)
Celgene, Sr. Unscd. Notes	3.55	8/15/22	155,000		158,995
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/26	55,000		55,753
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/46	80,000		82,808
HCA, Gtd. Notes	5.38	2/1/25	135,000		135,506
Medtronic, Gtd. Notes	4.63	3/15/45	195,000		210,965
Mylan, Gtd. Notes	3.15	6/15/21	140,000	[c]	137,414
Perrigo Finance Unlimited, Gtd. Notes	4.38	3/15/26	200,000		200,306
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/23	135,000		128,355
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes	3.15	10/1/26	35,000		32,285
Thermo Fisher Scientific, Sr. Unscd. Notes	2.95	9/19/26	135,000		127,396
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/45	115,000		126,739
Zimmer Biomet Holdings, Sr. Unscd. Notes	3.55	4/1/25	160,000		155,912
				2,090,753
Industrials - 2.2%
BAE Systems Holdings, Gtd. Notes	3.85	12/15/25	255,000	[c]	260,197
CSX, Sr. Unscd. Notes	3.35	11/1/25	130,000		130,195
CSX, Sr. Unscd. Notes	2.60	11/1/26	175,000		163,914
General Electric, Sr. Unscd. Notes	1.39	1/14/19	360,000	[b]	362,450
United Rentals North America, Gtd. Notes	5.75	11/15/24	125,000		131,875
Waste Management, Gtd. Notes	4.10	3/1/45	110,000		109,091
				1,157,722
Information Technology - .9%
Diamond 1 Finance, Sr. Scd. Notes	6.02	6/15/26	135,000	[c]	146,315
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.65	10/15/22	175,000	[b,c]	182,272
Oracle, Sr. Unscd. Notes	2.65	7/15/26	140,000		132,853
				461,440
Materials - 1.8%
Dow Chemical, Sr. Unscd. Notes	3.50	10/1/24	195,000		196,789
Equate Petrochemical, Gtd. Notes	3.00	3/3/22	200,000	[c]	191,206
Glencore Funding, Gtd. Notes	4.63	4/29/24	165,000	[c]	169,331

10

Bonds and Notes - 103.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Materials - 1.8% (continued)
LYB International Finance, Gtd. Notes	4.00	7/15/23	120,000		125,060
Mosaic, Sr. Unscd. Notes	4.25	11/15/23	235,000	[e]	237,039
Steel Dynamics, Gtd. Notes	5.00	12/15/26	35,000	c,e	34,956
				954,381
Municipal Bonds - 2.0%
California, GO (Build America Bonds)	7.30	10/1/39	340,000		481,535
New Jersey Economic Development Authority, School Facilities Construction Revenue	4.45	6/15/20	305,000		306,366
New York City, GO (Build America Bonds)	5.99	12/1/36	200,000		249,598
				1,037,499
Real Estate - .7%
DDR, Sr. Unscd. Notes	4.75	4/15/18	340,000		349,738
Telecommunications - 1.3%
AT&T, Sr. Unscd. Notes	1.85	11/27/18	310,000	[b]	312,294
Rogers Communications, Gtd. Notes	4.10	10/1/23	185,000		193,272
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/23	160,000		176,987
				682,553
U.S. Government Agencies/Mortgage-Backed - 25.6%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000	[f,g]	2,241,490
3.00%, 11/1/46			352,881	[g]	350,642
3.50%, 8/1/45			230,025	[g]	236,166
5.50%, 5/1/40			8,981	[g]	9,965
Federal National Mortgage Association:
3.00%, 5/1/30-4/1/45			2,276,354	[g]	2,323,524
3.50%, 5/1/30-11/1/45			3,056,131	[g]	3,145,073
4.50%, 10/1/40			1,510,608	[g]	1,625,565
5.00%, 3/1/21-10/1/33			755,002	[g]	821,772
5.50%, 2/1/34-7/1/40			181,975	[g]	204,036
7.00%, 6/1/29-9/1/29			17,300	[g]	18,260
Government National Mortgage Association I:
5.50%, 4/15/33			311,991		353,127
Government National Mortgage Association II:
3.00%, 10/20/45-11/20/45			1,841,489		1,866,469
7.00%, 9/20/28-7/20/29			4,125		4,860
				13,200,949
U.S. Government Securities - 33.4%
U.S. Treasury Bonds	4.50	2/15/36	1,390,000		1,756,201

11

STATEMENT OF INVESTMENTS (continued)

Bonds and Notes - 103.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
U.S. Government Securities - 33.4% (continued)
U.S. Treasury Bonds	2.50	2/15/46	1,160,000		1,028,535
U.S. Treasury Bonds	2.25	8/15/46	130,000	[e]	109,032
U.S. Treasury Bonds	2.88	11/15/46	385,000		370,859
U.S. Treasury Floating Rate Notes	0.73	7/31/18	905,000	[b,e]	906,005
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/21	810,805	[h]	815,914
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/26	798,573	[h]	805,911
U.S. Treasury Notes	0.75	7/15/19	4,185,000	[e]	4,123,288
U.S. Treasury Notes	1.00	10/15/19	3,050,000	[e]	3,016,395
U.S. Treasury Notes	1.00	11/15/19	555,000		548,121
U.S. Treasury Notes	1.38	5/31/21	60,000	[e]	58,762
U.S. Treasury Notes	1.13	6/30/21	1,015,000		981,594
U.S. Treasury Notes	1.13	7/31/21	55,000		53,122
U.S. Treasury Notes	1.13	9/30/21	1,710,000		1,647,865
U.S. Treasury Notes	1.75	11/30/21	1,055,000	[e]	1,046,225
				17,267,829
Utilities - 2.5%
Dominion Resources, Sr. Unscd. Notes	3.90	10/1/25	115,000		117,465
Dominion Resources, Sr. Unscd. Notes, Ser. D	2.85	8/15/26	290,000		271,658
Dynegy, Gtd. Notes	7.63	11/1/24	150,000	[e]	139,125
Enel Finance International, Gtd. Notes	6.00	10/7/39	160,000	[c]	179,040
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/39	185,000		186,554
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/45	80,000		83,385
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/45	90,000		94,624
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/37	150,000		197,137
				1,268,988
Total Bonds and Notes (cost $53,797,919)			53,595,877
Options Purchased - .0%			Face Amount Covered by Contracts ($)	[a]	Value ($)
Put Options - .0%
Euro, January 2017 @ EUR 1.09			155,000		5
Swedish Krona Cross Currency, January 2017 @ SEK 9.70		EUR	75,000		1,210
Swedish Krona Cross Currency, January 2017 @ SEK 9.75		EUR	75,000		1,619
Total Options Purchased (cost $2,060)			2,834

12

Short-Term Investments - .1%	Yield at Date of Purchase (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Treasury Bills (cost $24,957)	0.53	4/27/17	25,000	[i]	24,957
Other Investment - .3%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $175,460)			175,460	[j]	175,460
Investment of Cash Collateral for Securities Loaned - 2.9%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $1,507,254)			1,507,254	[j]	1,507,254
Total Investments (cost $55,507,650)			107.0%	55,306,382
Liabilities, Less Cash and Receivables			(7.0%)	(3,636,728)
Net Assets			100.0%	51,669,654

EUR—Euro

GO—General Obligation

a Principal amount stated in U.S. Dollars unless otherwise noted.

ARS—Argentine Peso

COP—Colombian Peso

EUR—Euro

JPY—Japanese Yen

RUB—Russian Ruble

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $3,718,216 or 7.2% of net assets.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.

e Security, or portion thereof, on loan. At December 31, 2016, the value of the fund’s securities on loan was $8,134,502 and the value of the collateral held by the fund was $8,876,648, consisting of cash collateral of $1,507,254 and U.S. Government & Agency securities valued at $7,369,394.

f Purchased on a forward commitment basis.

g The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

h Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

i Held by or on behalf of a counterparty for open futures contracts.

j Investment in affiliated money market mutual fund.

13

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	59.0
Corporate Bonds	32.3
Foreign/Governmental	5.2
Asset-Backed	4.1
Short-Term/Money Market Investments	3.3
Municipal Bonds	2.0
Commercial Mortgage-Backed	1.1
Options Purchased	.0
107.0

† Based on net assets.

See notes to financial statements.

14

STATEMENT OF FUTURES

December 31, 2016

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) ($)

Futures Long
U.S. Treasury 5 Year Notes	5	588,320	March 2017	459
Futures Short
Euro-Bond	3	(518,379)	March 2017	(8,381)
Japanese 10 Year Bond	1	(1,285,476)	March 2017	(689)
U.S. Treasury 10 Year Notes	4	(497,125)	March 2017	(4,710)
Gross Unrealized Appreciation				459
Gross Unrealized Depreciation				(13,780)

See notes to financial statements.

15

STATEMENT OF OPTIONS WRITTEN

December 31, 2016

		Face Amount Covered by Contracts ($)	[a]	Value ($)
Call Options:
Brazilian Real,
February 2017 @ BRL 3.8		80,000		(61)
Colombian Peso,
February 2017 @ COP 3,450		80,000		(98)
Euro,
January 2017 @ EUR 1.04		155,000		(142)
Indonesian Rupiah,
February 2017 @ IDR 14,500		80,000		(157)
Mexican New Peso,
March 2017 @ MXN 21.5		80,000		(1,058)
Mexican New Peso,
March 2017 @ MXN 22		80,000		(731)
South African Rand,
February 2017 @ ZAR 16		80,000		(100)
South African Rand,
March 2017 @ ZAR 15		80,000		(799)
South Korean Won,
January 2017 @ KRW 1,175		80,000		(2,334)
South Korean Won,
February 2017 @ KRW 1,200		80,000		(1,486)
Swedish Krona Cross Currency,
January 2017 @ SEK 10.05	EUR	75,000		(11)
Swedish Krona Cross Currency,
February 2017 @ SEK 10.25	EUR	75,000		(4)
Turkish Lira,
January 2017 @ TRY 3.25		80,000		(6,451)
Put Options:
Norwegian Krone Cross Currency,
March 2017 @ NOK 8.85	EUR	75,000		(251)
Total Options Written (premiums received $12,340)				(13,683)

a Face amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $8,134,502)—Note 1(c):
Unaffiliated issuers	53,824,936	53,623,668
Affiliated issuers	1,682,714	1,682,714
Cash		2,030
Cash denominated in foreign currency	7,408	7,081
Receivable for investment securities sold		545,586
Dividends, interest and securities lending income receivable		332,211
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		50,495
Receivable for futures variation margin—Note 4		519
Prepaid expenses		508
		56,244,812
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		48,902
Payable for open mortgage dollar roll transactions—Note 4		2,246,784
Liability for securities on loan—Note 1(c)		1,507,254
Payable for investment securities purchased		550,263
Payable for shares of Beneficial Interest redeemed		68,788
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		61,016
Outstanding options written, at value (premiums received $12,340)—See Statement of Options Written—Note 4		13,683
Accrued expenses		78,468
		4,575,158
Net Assets ($)		51,669,654
Composition of Net Assets ($):
Paid-in capital		53,192,694
Accumulated undistributed investment income—net		436,344
Accumulated net realized gain (loss) on investments		(1,731,353)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including ($13,321) net unrealized (depreciation) on futures]		(228,031)
Net Assets ($)		51,669,654

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	39,132,993	12,536,661
Shares Outstanding	3,346,344	1,076,743
Net Asset Value Per Share ($)	11.69	11.64

See notes to financial statements.

17

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Income ($):
Income:
Interest	1,430,124
Dividends from affiliated issuers	3,198
Income from securities lending—Note 1(c)	13,035
Total Income	1,446,357
Expenses:
Investment advisory fee—Note 3(a)	363,475
Professional fees	68,136
Distribution fees—Note 3(b)	33,892
Prospectus and shareholders’ reports	27,843
Custodian fees—Note 3(b)	19,232
Trustees’ fees and expenses—Note 3(c)	4,303
Loan commitment fees—Note 2	1,065
Shareholder servicing costs—Note 3(b)	603
Miscellaneous	40,055
Total Expenses	558,604
Less—reduction in fees due to earnings credits—Note 3(b)	(22)
Net Expenses	558,582
Investment Income—Net	887,775
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(693,565)
Net realized gain (loss) on options transactions	41,892
Net realized gain (loss) on futures	(1,639)
Net realized gain (loss) on swap transactions	73,107
Net realized gain (loss) on forward foreign currency exchange contracts	165,641
Net Realized Gain (Loss)	(414,564)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	606,211
Net unrealized appreciation (depreciation) on options transactions	(5,081)
Net unrealized appreciation (depreciation) on futures	(20,502)
Net unrealized appreciation (depreciation) on swap transactions	(40,821)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(26,169)
Net Unrealized Appreciation (Depreciation)	513,638
Net Realized and Unrealized Gain (Loss) on Investments	99,074
Net Increase in Net Assets Resulting from Operations	986,849

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
Operations ($):
Investment income—net	887,775	1,169,015
Net realized gain (loss) on investments	(414,564)	619,979
Net unrealized appreciation (depreciation) on investments	513,638	(2,795,192)
Net Increase (Decrease) in Net Assets Resulting from Operations	986,849	(1,006,198)
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(752,627)	(962,905)
Service Shares	(207,733)	(289,220)
Total Distributions	(960,360)	(1,252,125)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,604,787	4,199,364
Service Shares	967,075	887,312
Distributions reinvested:
Initial Shares	752,627	962,905
Service Shares	207,733	289,220
Cost of shares redeemed:
Initial Shares	(8,298,954)	(9,288,329)
Service Shares	(2,961,558)	(3,660,289)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(6,728,290)	(6,609,817)
Total Increase (Decrease) in Net Assets	(6,701,801)	(8,868,140)
Net Assets ($):
Beginning of Period	58,371,455	67,239,595
End of Period	51,669,654	58,371,455
Undistributed investment income—net	436,344	79,232
Capital Share Transactions (Shares):
Initial Shares
Shares sold	218,738	347,625
Shares issued for distributions reinvested	63,301	79,851
Shares redeemed	(695,459)	(770,402)
Net Increase (Decrease) in Shares Outstanding	(413,420)	(342,926)
Service Shares
Shares sold	82,087	73,533
Shares issued for distributions reinvested	17,550	24,073
Shares redeemed	(249,761)	(304,358)
Net Increase (Decrease) in Shares Outstanding	(150,124)	(206,752)

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Year Ended December 31,
Initial Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.72	12.16	11.85	12.37	11.92
Investment Operations:
Investment income—net[a]	.20	.23	.20	.21	.22
Net realized and unrealized gain (loss) on investments	(.02)[b]	(.43)	.36	(.39)	.59
Total from Investment Operations	.18	(.20)	.56	(.18)	.81
Distributions:
Dividends from investment income—net	(.21)	(.24)	(.25)	(.34)	(.36)
Net asset value, end of period	11.69	11.72	12.16	11.85	12.37
Total Return (%)	1.52	(1.65)	4.79	(1.54)	7.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.92	.85	.92	.84
Ratio of net expenses to average net assets	.94	.92	.85	.92	.84
Ratio of net investment income to average net assets	1.65	1.91	1.68	1.76	1.80
Portfolio Turnover Rate[c]	227.98	314.50	387.86	397.26	518.55
Net Assets, end of period ($ x 1,000)	39,133	44,057	49,880	55,337	66,251

a Based on average shares outstanding.

b In addition to net realized and unrealized gains on investments, this amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2016, 2015, 2014, 2013 and 2012 were 172.50%, 120.54%, 182.67%, 176.37% and 269.42%, respectively.

See notes to financial statements.

20

	Year Ended December 31,
Service Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.67	12.11	11.80	12.33	11.88
Investment Operations:
Investment income—net[a]	.17	.20	.17	.18	.19
Net realized and unrealized gain (loss) on investments	(.02)[b]	(.42)	.36	(.40)	.59
Total from Investment Operations	.15	(.22)	.53	(.22)	.78
Distributions:
Dividends from investment income—net	(.18)	(.22)	(.22)	(.31)	(.33)
Net asset value, end of period	11.64	11.67	12.11	11.80	12.33
Total Return (%)	1.27	(1.89)	4.56	(1.80)	6.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.19	1.17	1.10	1.17	1.09
Ratio of net expenses to average net assets	1.19	1.17	1.10	1.17	1.09
Ratio of net investment income to average net assets	1.40	1.66	1.43	1.51	1.55
Portfolio Turnover Rate[c]	227.98	314.50	387.86	397.26	518.55
Net Assets, end of period ($ x 1,000)	12,537	14,314	17,359	19,561	24,378

a Based on average shares outstanding.

b In addition to net realized and unrealized gains on investments, this amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2016, 2015, 2014, 2013 and 2012 were 172.50%, 120.54%, 182.67%, 176.37% and 269.42%, respectively.

See notes to financial statements.

21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Quality Bond Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

22

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices

23

NOTES TO FINANCIAL STATEMENTS (continued)

are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions

24

are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	2,104,255	-	2,104,255
Commercial Mortgage-Backed	-	544,218	-	544,218
Corporate Bonds†	-	16,734,786	-	16,734,786
Foreign Government	-	2,706,341	-	2,706,341
Municipal Bonds†	-	1,037,499	-	1,037,499
Registered Investment Companies	1,682,714	-	-	1,682,714
U.S. Government Agencies/ Mortgage-Backed	-	13,200,949	-	13,200,949
U.S. Treasury	-	17,292,786	-	17,292,786
Other Financial Instruments:
Futures††	459	-	-	459
Forward Foreign Currency Exchange Contracts††	-	50,495	-	50,495
Options Purchased	-	2,834	-	2,834
Liabilities ($)
Other Financial Instruments:
Futures††	(13,780)	-	-	(13,780)
Forward Foreign Currency Exchange Contracts††	-	(61,016)	-	(61,016)
Options Written	-	(13,683)	-	(13,683)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At December 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

25

NOTES TO FINANCIAL STATEMENTS (continued)

exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2016, The Bank of New York Mellon earned $3,163 from lending portfolio securities, pursuant to the securities lending agreement.

26

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 12/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	266,500	8,713,321	8,979,821	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund††	580,061	23,151,366	23,555,967	175,460.3
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	4,429,353	2,922,099	1,507,254	2.9
Total	846,561	36,294,040	35,457,887	1,682,714	3.2

† During the period ended December 31, 2016, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.

†† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On December 30, 2016, the Board declared a cash dividend of $.017 and $.014 per share for the Initial shares and Service shares, respectively, from undistributed investment income-net payable on January 3, 2017 (ex-dividend date) to shareholders of record as of the close of business on December 30, 2016.

27

NOTES TO FINANCIAL STATEMENTS (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $435,540, accumulated capital and other losses $1,723,820 and unrealized depreciation $234,760.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2016. If not applied, $718,077 of the carryover expires in fiscal year 2017. The fund has $488,533 of post-enactment short-term losses and $513,920 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2016 and December 31, 2015 were as follows: ordinary income $960,360 and $1,252,125, respectively.

During the period ended December 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization of premiums, paydown gains and losses, swap periodic payments and

28

foreign currency transactions, the fund increased accumulated undistributed investment income-net by $429,697 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2016, Service shares were charged $33,892 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

29

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2016, the fund was charged $529 for transfer agency services and $46 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $22.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2016, the fund was charged $19,232 pursuant to the custody agreement.

During the period ended December 31, 2016, the fund was charged $9,640 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $28,442, Distribution Plan fees $2,655, custodian fees $10,425, Chief Compliance Officer fees $7,314 and transfer agency fees $66.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap transactions, during the period ended December 31, 2016, amounted to $131,165,416 and $139,812,403, respectively, of which $31,920,784 in purchases and $31,957,307 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions.

30

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended December 31, 2016 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at December 31, 2016 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

31

NOTES TO FINANCIAL STATEMENTS (continued)

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended December 31, 2016:

		Options Terminated
	Premiums		Net Realized
Options Written:	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding December 31, 2015	19,588
Contracts written	39,315
Contracts terminated:
Contracts closed	3,344	900	2,444
Contracts expired	43,219	-	43,219
Total contracts terminated	46,563	900	45,663
Contracts outstanding December 31, 2016	12,340

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When

32

executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at December 31, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Australian Dollar,
Expiring
1/31/2017	215,000	154,042	155,021	979
Indonesian Rupiah,
Expiring
1/13/2017	2,644,030,000	198,113	195,856	(2,257)
Taiwan Dollar,
Expiring
1/13/2017	2,685,000	85,810	83,361	(2,449)
Barclays Bank
Chilean Peso,
Expiring
1/13/2017	28,960,000	42,771	43,192	421
Indonesian Rupiah,
Expiring
1/13/2017	1,062,105,000	78,010	78,675	665

33

NOTES TO FINANCIAL STATEMENTS (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Citigroup
Argentine Peso,
Expiring
1/9/2017	1,020,000	63,750	63,692	(58)
Brazilian Real,
Expiring
2/2/2017	260,000	74,999	79,062	4,063
Goldman Sachs International
Colombian Peso,
Expiring
1/13/2017	728,820,000	245,147	242,092	(3,055)
Peruvian New Sol,
Expiring
1/9/2017	135,000	39,221	40,176	955
Russian Ruble,
Expiring
1/13/2017	15,890,000	250,920	258,190	7,270
HSBC
Swedish Krona,
Expiring
1/31/2017	2,130,000	228,574	234,302	5,728
JP Morgan Chase Bank
Indian Rupee,
Expiring
1/13/2017	2,765,000	40,830	40,683	(147)
Peruvian New Sol,
Expiring
1/9/2017	275,000	80,416	81,840	1,424
Polish Zloty,
Expiring
1/13/2017	315,000	79,275	75,254	(4,021)
Turkish Lira,
Expiring
1/13/2017	375,000	119,801	106,014	(13,787)
Morgan Stanley Capital Services
Mexican New Peso,
Expiring
1/13/2017	5,295,000	258,999	254,873	(4,126)
UBS
Norwegian Krone,
Expiring
1/31/2017	2,005,000	231,686	232,255	569

34

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales:
Bank of America
Indian Rupee,
Expiring
1/13/2017	2,765,000	39,922	40,683	(761)
South African Rand,
Expiring
1/13/2017	3,584,000	253,779	260,256	(6,477)
Thai Baht,
Expiring
1/13/2017	5,625,000	160,622	157,056	3,566
Barclays Bank
Indian Rupee,
Expiring
1/13/2017	5,530,000	80,660	81,366	(706)
Mexican New Peso,
Expiring
1/13/2017	5,295,000	255,066	254,873	193
Philippine Peso,
Expiring
1/13/2017	7,990,000	164,640	160,654	3,986
South Korean Won,
Expiring
1/13/2017	94,020,000	82,903	77,844	5,059
Citigroup
Euro,
Expiring
1/31/2017	924,000	963,483	974,336	(10,853)
South Korean Won,
Expiring
1/13/2017	91,100,000	80,036	75,426	4,610
Goldman Sachs International
Swiss Franc,
Expiring
1/31/2017	120,000	117,607	118,123	(516)
HSBC
Japanese Yen,
Expiring
1/31/2017	145,180,000	1,235,024	1,244,505	(9,481)

35

NOTES TO FINANCIAL STATEMENTS (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
HSBC (continued)
New Zealand Dollar,
Expiring
1/31/2017	235,000	162,915	163,066	(151)
JP Morgan Chase Bank
Chilean Peso,
Expiring
1/13/2017	28,960,000	43,430	43,192	238
Hong Kong Dollar,
Expiring
1/19/2017	1,260,000	160,369	162,504	(2,135)
Hungarian Forint,
Expiring
1/13/2017	23,570,000	83,131	80,271	2,860
Indonesian Rupiah,
Expiring
1/13/2017	1,584,470,000	119,357	117,369	1,988
Singapore Dollar,
Expiring
1/31/2017	120,000	82,807	82,843	(36)
Taiwan Dollar,
Expiring
1/13/2017	12,815,000	403,787	397,866	5,921
Gross Unrealized Appreciation				50,495
Gross Unrealized Depreciation				(61,016)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded

36

upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. At December 31, 2016, there were no interest rate swap agreements outstanding.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At December 31, 2016, there were no credit default swap agreements outstanding.

37

NOTES TO FINANCIAL STATEMENTS (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of December 31, 2016 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	459	[1]	Interest rate risk	(13,780)	[1]
Foreign exchange risk	53,329	[2,3]	Foreign exchange risk	(74,699)	[3,4]
Gross fair value of derivative contracts	53,788			(88,479)

Statement of Assets and Liabilities location:
[1]	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[4]	Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended December 31, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Transactions	[4]	Total
Interest rate	(1,639)		-		-		71,843		70,204
Foreign exchange	-		41,892		165,641		-		207,533
Credit	-		-		-		1,264		1,264
Total	(1,639)		41,892		165,641		73,107		279,001

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Transactions	[8]	Total
Interest rate	(20,502)		-		-		(40,821)		(61,323)
Foreign exchange	-		(5,081)		(26,169)		-		(31,250)
Total	(20,502)		(5,081)		(26,169)		(40,821)		(92,573)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap transactions.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap transactions.

38

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At December 31, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	459	(13,780)
Options	2,834	(13,683)
Forward contracts	50,495	(61,016)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	53,788	(88,479)
Derivatives not subject to
Master Agreements	(459)	13,780
Total gross amount of assets
and liabilities subject to
Master Agreements	53,329	(74,699)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of December 31, 2016:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Bank of America	4,545		(4,545)	-	-
Barclays Bank	11,943		(2,080)	-	9,863
Citigroup	9,883		(9,883)	-	-
Goldman Sachs International	8,225		(8,225)	-	-
HSBC	5,728		(5,728)	-	-
JP Morgan Chase Bank	12,436		(12,436)	-	-
UBS	569		-	-	569
Total	53,329		(42,897)	-	10,432

39

NOTES TO FINANCIAL STATEMENTS (continued)

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Bank of America	(11,944)		4,545	-	(7,399)
Barclays Bank	(2,080)		2,080	-	-
Citigroup	(13,356)		9,883	-	(3,473)
Goldman Sachs International	(10,753)		8,225	-	(2,528)
HSBC	(9,632)		5,728	-	(3,904)
JP Morgan Chase Bank	(22,808)		12,436	-	(10,372)
Morgan Stanley Capital Services	(4,126)		-	-	(4,126)
Total	(74,699)		42,897	-	(31,802)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
† See Statement of Investments for detailed information regarding collateral held for open futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2016:

Average Market Value ($)
Interest rate futures	2,285,297
Foreign currency options contracts	8,080
Forward contracts	5,644,688

The following summarizes the average notional value of swap agreements outstanding during the period ended December 31, 2016:

Average Notional Value ($)
Interest rate swap agreements	12,261,538
Credit default swap agreements	90,000

At December 31, 2016, the cost of investments for federal income tax purposes was $55,549,095; accordingly, accumulated net unrealized depreciation on investments was $242,713, consisting of $615,995 gross unrealized appreciation and $858,708 gross unrealized depreciation.

40

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Variable Investment Fund, Quality Bond Portfolio

We have audited the accompanying statement of assets and liabilities, including the statements of investments, futures and options written, of Dreyfus Variable Investment Fund, Quality Bond Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Quality Bond Portfolio at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2017

41

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (73)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (77)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

42

Lynn Martin (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member

Philip L. Toia, Emeritus Board Member

43

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of MBSC Securities Corporation since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

44

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

45

For More Information

Dreyfus Variable Investment Fund, Quality Bond Portfolio

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0120AR1216

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $260,811 in 2015 and $267,326 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $65,449 in 2015 and $66,548 in 2016. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $27,780 in 2015 and $26,909 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $57 in 2015 and $76 in 2016.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $20,055,582 in 2015 and $19,533,050 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.            Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.            Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 14, 2017

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)